BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2,
Class A, (1-mo. CME Term SOFR
at 1.85% Floor + 1.85%), 6.68%,
05/15/37 ................. USD 100 $ 98,250
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.46%,
04/20/34 ................. 250 242,373
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. LIBOR USD + 1.04%),
5.85%, 04/20/34 ............ 150 146,806
487,429
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 3.64%, 01/15/32
(b)(c)
EUR 100 103,922
United States — 0.8%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. LIBOR USD at
0.30% Floor + 0.30%), 5.26%,
05/25/36
(b)
................ USD 20 19,633
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 171 146,762
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 43 34,151
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 100 95,703
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 5.76%, 04/15/60
(b)
84 76,772
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 110 98,383
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 85,090
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 83,576
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 62 59,581
RMIT Cash Management LLC, Series
2021-3,  3.88%, 10/17/33
(a)(d)
.... 200 173,760
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
LIBOR USD at 4.75% Floor +
4.75%), 9.43%, 10/15/41
(a)(b)
.... 137 149,168
SMB Private Education Loan Trust,
Series 2021-A, Class C, 2.99%,
01/15/53
(a)
................ 204 178,269
1,200,848
Total Asset-Backed Securities — 1.2%
(Cost: $1,949,801) .............................. 1,792,199
Security
Shares
Shares Value
Common Stocks
Australia — 0.5%
AGL Energy Ltd. .............. 5,640 $ 30,425
BHP Group Ltd. ............... 2,118 67,184
CSL Ltd. .................... 48 9,296
Endeavour Group Ltd. .......... 3,585 16,288
Glencore plc ................. 81,361 468,169
Medibank Pvt Ltd. ............. 6,601 14,896
Origin Energy Ltd. ............. 1,279 7,123
Qantas Airways Ltd.
(e)
........... 2,741 12,234
QBE Insurance Group Ltd. ....... 639 6,256
Quintis HoldCo Pty. Ltd.
(d)(e)
....... 218,994 1
Rio Tinto plc ................. 496 33,668
South32 Ltd. ................. 5,512 16,154
681,694
Belgium — 0.0%
KBC Group NV ............... 369 25,354
Brazil — 0.1%
Ambev SA .................. 20,145 57,115
Embraer SA
(e)
................ 5,522 22,639
Engie Brasil Energia SA ......... 781 6,173
Lojas Renner SA .............. 5,801 18,999
Telefonica Brasil SA ............ 530 4,048
108,974
Canada — 1.3%
Barrick Gold Corp. ............. 1,499 27,828
BCE, Inc. ................... 248 11,109
Brookfield Asset Management Ltd.,
Class A .................. 902 29,546
Brookfield Corp., Class A ......... 614 20,003
Cameco Corp. ................ 6,272 164,138
Canadian Imperial Bank of Commerce 1,139 48,299
Enbridge, Inc. ................ 24,300 926,511
George Weston Ltd. ............ 90 11,927
Imperial Oil Ltd.
(f)
.............. 374 19,020
Metro, Inc. .................. 287 15,787
National Bank of Canada ........ 198 14,163
Royal Bank of Canada .......... 304 29,073
Suncor Energy, Inc. ............ 9,693 300,938
TC Energy Corp.
(f)
............. 3,227 125,522
TELUS Corp. ................ 6,150 122,090
Toronto-Dominion Bank (The)
(f)
..... 220 13,177
1,879,131
Cayman Islands — 0.1%
(e)
Hedosophia European Growth ..... 5,835 62,964
Salt Pay Co. Ltd., Series C (Acquired
11/16/21, cost $73,809)
(d)(g)
..... 38 27,836
90,800
China — 1.5%
Agricultural Bank of China Ltd., Class H 37,000 13,702
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 6,439 29,097
Amoy Diagnostics Co. Ltd., Class A . 8,680 35,565
Anhui Gujing Distillery Co. Ltd., Class B 100 1,786
Baidu, Inc., Class A
(e)
........... 100 1,884
Bank of Chengdu Co. Ltd., Class A .. 19,400 38,285
BOC Hong Kong Holdings Ltd. ..... 3,000 9,340
BYD Co. Ltd., Class A ........... 2,600 96,848
BYD Co. Ltd., Class H .......... 1,500 44,124
China Construction Bank Corp., Class
H ...................... 79,000 51,128
China Merchants Bank Co. Ltd., Class
H ...................... 3,000 15,234

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
China (continued)
China Tourism Group Duty Free Corp.
Ltd., Class A ............... 900 $ 24,029
Contemporary Amperex Technology
Co. Ltd., Class A ............ 1,900 112,444
Dali Foods Group Co. Ltd.
(a)(c)
...... 3,000 1,251
Dongfeng Motor Group Co. Ltd., Class
H ...................... 6,000 2,819
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 3,799 42,302
Glodon Co. Ltd., Class A ......... 4,384 47,394
Gree Electric Appliances, Inc. of
Zhuhai, Class A ............. 14,300 76,321
Guangzhou Baiyun International Airport
Co. Ltd., Class A
(e)
........... 18,000 40,976
Haidilao International Holding Ltd.
(a)(c)(e)
10,000 27,102
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 18,080 74,658
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(c)
............ 1,300 12,248
Hundsun Technologies, Inc., Class A . 8,920 69,113
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
(e)
...................... 3,800 27,096
Industrial & Commercial Bank of China
Ltd., Class H ............... 95,000 50,487
JD Health International, Inc.
(a)(c)(e)
... 6,600 48,939
JD.com, Inc., Class A ........... 1,704 37,209
Jiangsu Hengrui Pharmaceuticals Co.
Ltd., Class A ............... 6,540 40,739
Jinxin Fertility Group Ltd.
(a)(c)
...... 28,500 19,177
Kindstar Globalgene Technology, Inc.
(c)
(e)
...................... 55,500 14,104
Kingsoft Corp. Ltd. ............. 10,600 52,109
Kweichow Moutai Co. Ltd., Class A .. 200 52,823
Lenovo Group Ltd. ............. 8,000 8,667
LONGi Green Energy Technology Co.
Ltd., Class A ............... 3,885 22,856
Meituan
(a)(c)(e)
................. 3,030 54,971
Microport Cardioflow Medtech Corp.
(a)(c)
(e)
...................... 83,000 24,515
Ming Yuan Cloud Group Holdings Ltd. 7,000 4,466
Ningbo Deye Technology Co. Ltd.,
Class A .................. 600 22,582
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 1,200 6,919
NXP Semiconductors NV ........ 70 13,053
PetroChina Co. Ltd., Class H ...... 18,000 10,633
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
950 3,976
Ping An Insurance Group Co. of China
Ltd., Class A ............... 5,600 37,091
Shanghai Fosun Pharmaceutical Group
Co. Ltd., Class H ............ 2,500 7,108
Shanghai Jinjiang International Hotels
Co. Ltd., Class A ............ 3,188 29,197
SITC International Holdings Co. Ltd. . 5,000 10,746
StarPower Semiconductor Ltd., Class A 1,000 40,014
Tencent Holdings Ltd. ........... 9,300 454,485
Venustech Group, Inc., Class A .... 8,670 41,978
Want Want China Holdings Ltd. .... 5,000 3,217
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A
(e)
. 6,850 25,948
Wuliangye Yibin Co. Ltd., Class A ... 1,387 39,620
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 1,982 16,708
Yonyou Network Technology Co. Ltd.,
Class A .................. 13,877 50,873
Security
Shares
Shares Value
China (continued)
Yum China Holdings, Inc. ........ 400 $ 25,051
2,165,007
Denmark — 0.2%
AP Moller - Maersk A/S, Class B .... 7 12,724
Coloplast A/S, Class B .......... 89 11,718
Novo Nordisk A/S, Class B ....... 1,292 205,197
Novozymes A/S, Class B ......... 962 49,258
Pandora A/S ................. 58 5,567
284,464
Finland — 0.1%
Aiven, Inc.
(d)(e)
................ 647 51,792
Elisa OYJ ................... 150 9,046
Kesko OYJ, Class B ............ 315 6,770
Kone OYJ, Class B ............ 349 18,202
Wartsila OYJ Abp .............. 441 4,162
89,972
France — 3.3%
Accor SA
(e)
.................. 81 2,633
BNP Paribas SA .............. 13,743 820,699
Bollore SE .................. 1,359 8,401
Carrefour SA ................. 629 12,717
Cie de Saint-Gobain ............ 9,099 517,220
Danone SA .................. 3,465 215,605
Dassault Systemes SE .......... 627 25,864
EssilorLuxottica SA ............ 2,038 367,498
Hermes International ........... 140 283,536
Kering SA ................... 989 645,252
La Francaise des Jeux SAEM
(a)(c)
... 693 28,883
L'Oreal SA .................. 224 100,093
LVMH Moet Hennessy Louis Vuitton SE 1,182 1,084,968
Remy Cointreau SA ............ 48 8,740
Sanofi ..................... 1,993 216,198
SCOR SE ................... 330 7,503
Societe Generale SA ........... 838 18,881
Teleperformance .............. 38 9,182
TotalEnergies SE .............. 7,277 429,079
Ubisoft Entertainment SA
(e)
....... 831 22,149
Unibail-Rodamco-Westfield
(e)
...... 104 5,596
4,830,697
Germany — 2.5%
BASF SE ................... 167 8,767
Bayer AG (Registered) .......... 4,582 292,705
Brenntag SE ................. 367 27,619
Commerzbank AG
(e)
............ 8,836 93,027
Deutsche Telekom AG (Registered) . 25,935 628,465
Fresenius SE & Co. KGaA ........ 491 13,259
Infineon Technologies AG ........ 2,193 90,056
Mercedes-Benz Group AG ........ 8,117 624,220
Merck KGaA ................. 15 2,796
SAP SE .................... 6,386 806,364
SAP SE, ADR
(f)
............... 500 63,275
Scout24 SE
(a)(c)
............... 130 7,732
Siemens AG (Registered) ........ 5,011 811,802
Symrise AG ................. 700 76,177
Telefonica Deutschland Holding AG . 4,139 12,741
United Internet AG (Registered) .... 789 13,601
Vonovia SE .................. 842 15,859
3,588,465
Hong Kong — 0.3%
AIA Group Ltd. ............... 37,400 392,227
ASMPT Ltd. ................. 1,000 9,918
CK Asset Holdings Ltd. .......... 500 3,031

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Hong Kong (continued)
Hang Seng Bank Ltd. ........... 500 $ 7,108
MTR Corp. Ltd. ............... 2,000 9,653
Orient Overseas International Ltd. .. 1,000 19,195
Super Hi International Holding Ltd.
(e)
. 1,200 3,015
444,147
India — 0.1%
Bajaj Auto Ltd. ................ 239 11,306
HCL Technologies Ltd. .......... 1,405 18,652
Indian Oil Corp. Ltd. ............ 4,444 4,221
Infosys Ltd. .................. 448 7,833
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $67,547)
(d)
(e)(g)
..................... 45 79,840
Vedanta Ltd. ................. 1,846 6,184
128,036
Ireland — 0.0%
Kingspan Group plc ............ 766 52,490
Israel — 0.3%
(e)
Nice Ltd., ADR
(f)
............... 1,777 406,738
Taboola.com, Ltd. ............. 4,995 13,586
420,324
Italy — 0.4%
Coca-Cola HBC AG
(e)
........... 895 24,501
Enel SpA ................... 3,286 20,041
Ferrari NV .................. 539 146,060
FinecoBank Banca Fineco SpA .... 1,067 16,348
Intesa Sanpaolo SpA ........... 118,046 302,958
Snam SpA .................. 3,584 19,003
UniCredit SpA ................ 776 14,626
543,537
Japan — 2.1%
AGC, Inc. ................... 100 3,728
Astellas Pharma, Inc. ........... 3,750 53,277
BayCurrent Consulting, Inc. ....... 200 8,304
Coca-Cola Bottlers Japan Holdings,
Inc. ..................... 600 6,557
CyberAgent, Inc. .............. 1,800 15,251
FANUC Corp. ................ 17,000 613,907
Food & Life Cos. Ltd. ........... 200 5,219
Heiwa Corp. ................. 200 3,968
Hino Motors Ltd.
(e)
............. 2,400 10,050
Honda Motor Co. Ltd. ........... 900 23,806
Hoya Corp. .................. 2,459 271,750
Ibiden Co. Ltd. ................ 300 12,031
Japan Post Bank Co. Ltd.
(f)
....... 2,900 23,686
Jeol Ltd. .................... 700 22,626
Kamigumi Co. Ltd. ............. 300 6,302
Kewpie Corp. ................ 300 5,040
Keyence Corp. ............... 1,381 676,840
Kobayashi Pharmaceutical Co. Ltd. .. 200 12,232
Kose Corp. .................. 1,300 154,516
M3, Inc. .................... 400 10,068
Mazda Motor Corp. ............ 1,300 11,991
Mitsubishi Corp. ............... 700 25,156
Mitsubishi Heavy Industries Ltd. .... 400 14,736
Mitsubishi Motors Corp.
(e)
........ 2,500 9,852
Mitsubishi UFJ Financial Group, Inc. . 57,800 370,421
MS&AD Insurance Group Holdings, Inc. 500 15,495
Nihon M&A Center Holdings, Inc. ... 1,700 12,742
Nissan Chemical Corp. .......... 100 4,542
Nisshin Seifun Group, Inc. ........ 600 7,022
Nomura Research Institute Ltd. .... 1,100 25,726
Security
Shares
Shares Value
Japan (continued)
Oracle Corp. Japan ............ 100 $ 7,222
Recruit Holdings Co. Ltd. ........ 377 10,371
Sega Sammy Holdings, Inc. ....... 1,400 26,611
SG Holdings Co. Ltd. ........... 200 2,966
Shin-Etsu Chemical Co. Ltd. ...... 500 16,231
Shionogi & Co. Ltd. ............ 500 22,553
Shiseido Co. Ltd. .............. 400 18,753
SoftBank Corp. ............... 1,100 12,698
Sony Group Corp. ............. 200 18,217
Suzuken Co. Ltd. .............. 100 2,526
Sysmex Corp. ................ 5,200 341,284
Terumo Corp. ................ 2,400 64,909
Tokyo Electron Ltd. ............ 300 36,650
TOTO Ltd. .................. 100 3,350
ZOZO, Inc. .................. 900 20,585
3,041,767
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 253 5,244
Mexico — 0.1%
Fomento Economico Mexicano SAB de
CV ..................... 2,670 25,418
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 421 12,878
Grupo Financiero Banorte SAB de CV,
Class O .................. 1,803 15,181
Southern Copper Corp. .......... 177 13,496
Wal-Mart de Mexico SAB de CV .... 20,279 81,026
147,999
Netherlands — 2.2%
Adyen NV
(a)(c)(e)
............... 178 283,630
Argenx SE
(e)
................. 10 3,714
ASML Holding NV ............. 1,502 1,023,535
ING Groep NV ................ 70,587 838,245
Koninklijke Ahold Delhaize NV ..... 722 24,667
Koninklijke Philips NV ........... 660 12,122
Koninklijke Vopak NV ........... 594 20,972
Shell plc .................... 22,878 655,480
Shell plc, ADR ................ 5,347 307,666
3,170,031
Norway — 0.0%
Equinor ASA ................. 2,176 61,860
Peru — 0.0%
Credicorp Ltd. ................ 62 8,208
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA . 427 5,764
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 96 7,473
Saudi Telecom Co. ............. 1,031 11,027
18,500
Singapore — 0.0%
DBS Group Holdings Ltd. ........ 1,200 29,834
Genting Singapore Ltd. .......... 13,600 11,479
Keppel Corp. Ltd. .............. 3,100 13,152
NetLink NBN Trust
(c)
............ 5,500 3,559
Oversea-Chinese Banking Corp. Ltd. 1,000 9,322
Sembcorp Marine Ltd.
(e)
......... 62 6
Singapore Airlines Ltd. .......... 2,100 9,058

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Singapore (continued)
Singapore Technologies Engineering
Ltd. ..................... 4,200 $ 11,562
87,972
South Africa — 0.1%
Anglo American Platinum Ltd.
(f)
..... 179 9,609
Anglo American plc ............ 2,191 72,876
Kumba Iron Ore Ltd. ............ 695 17,573
100,058
South Korea — 0.5%
Amorepacific Corp. ............ 1,180 124,544
Celltrion Healthcare Co. Ltd. ...... 213 9,922
Fila Holdings Corp. ............ 159 4,470
Hana Financial Group, Inc. ....... 220 6,890
Hanwha Aerospace Co. Ltd. ...... 268 20,415
KB Financial Group, Inc. ......... 193 7,049
Korea Shipbuilding & Offshore
Engineering Co. Ltd.
(e)
........ 83 4,963
LG Chem Ltd. ................ 108 59,313
LG Energy Solution Ltd.
(e)
........ 583 262,673
Samsung Electronics Co. Ltd. ..... 1,278 63,198
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 68 10,749
Samsung SDI Co. Ltd. .......... 161 91,454
SK Telecom Co. Ltd. ............ 574 21,297
686,937
Spain — 0.5%
Aena SME SA
(a)(c)(e)
............ 57 9,217
Cellnex Telecom SA
(a)(c)
.......... 18,918 735,677
Endesa SA .................. 354 7,689
Industria de Diseno Textil SA ...... 843 28,321
780,904
Sweden — 0.2%
Assa Abloy AB, Class B ......... 1,796 43,019
Epiroc AB, Class A ............. 3,403 67,550
Hexagon AB, Class B ........... 5,982 68,849
Industrivarden AB, Class A ....... 278 7,514
Nibe Industrier AB, Class B ....... 1,606 18,307
Swedbank AB, Class A .......... 1,683 27,676
Tele2 AB, Class B ............. 530 5,275
Telefonaktiebolaget LM Ericsson, Class
B ...................... 1,619 9,490
Telia Co. AB ................. 18,520 47,027
294,707
Switzerland — 1.7%
Alcon, Inc. .................. 4,548 322,851
Cie Financiere Richemont SA
(Registered) ............... 60 9,621
Flughafen Zurich AG (Registered)
(e)
. 67 12,276
Geberit AG (Registered) ......... 18 10,052
Givaudan SA (Registered) ........ 8 26,038
Kuehne + Nagel International AG
(Registered) ............... 97 28,890
Lonza Group AG (Registered) ..... 281 169,162
Nestle SA (Registered) .......... 9,137 1,114,080
Novartis AG (Registered) ........ 985 90,441
Partners Group Holding AG ....... 17 16,009
Roche Holding AG ............. 776 221,736
Sonova Holding AG (Registered) ... 70 20,649
STMicroelectronics NV .......... 1,921 102,358
Swisscom AG (Registered) ....... 15 9,573
TE Connectivity Ltd. ............ 3,030 397,385
Security
Shares
Shares Value
Switzerland (continued)
VAT Group AG
(a)(c)
............. 24 $ 8,671
2,559,792
Taiwan — 0.5%
Chunghwa Telecom Co. Ltd. ...... 5,000 19,654
Far EasTone Telecommunications Co.
Ltd. ..................... 4,000 9,886
MediaTek, Inc. ................ 1,000 25,926
Nan Ya Printed Circuit Board Corp. .. 1,000 9,374
Oneness Biotech Co. Ltd.
(e)
....... 1,000 8,807
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 33,000 578,313
Unimicron Technology Corp. ...... 4,000 19,509
Wiwynn Corp. ................ 1,000 37,101
708,570
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 8,338 —
United Kingdom — 2.5%
Admiral Group plc ............. 389 9,768
Alphawave IP Group plc
(e)
........ 15,500 22,524
AstraZeneca plc .............. 2,924 405,133
AstraZeneca plc, ADR
(f)
.......... 3,866 268,339
Auto Trader Group plc
(a)(c)
........ 10,061 76,742
BAE Systems plc .............. 27,425 331,737
BP plc ..................... 5,552 35,092
BP plc, ADR
(f)
................ 734 27,848
British American Tobacco plc ...... 625 21,909
Burberry Group plc ............. 763 24,431
CNH Industrial NV ............. 2,450 37,488
Compass Group plc ............ 22,571 567,244
Direct Line Insurance Group plc .... 4,932 8,378
Dr. Martens plc ............... 1,835 3,218
Experian plc ................. 681 22,424
Exscientia plc, ADR
(e)
........... 8,550 45,315
Genius Sports Ltd.
(e)
............ 5,166 25,727
Kingfisher plc ................ 4,422 14,294
Legal & General Group plc ....... 3,363 9,946
Lloyds Banking Group plc ........ 950,113 558,617
London Stock Exchange Group plc .. 860 83,532
National Grid plc
(f)
............. 510 6,899
NatWest Group plc ............. 10,201 33,286
Spirax-Sarco Engineering plc ...... 861 126,414
Standard Chartered plc .......... 866 6,563
Unilever plc .................. 16,801 870,612
3,643,480
United States — 33.1%
3M Co. ..................... 208 21,863
Abbott Laboratories ............ 6,980 706,795
AbbVie, Inc. ................. 2,367 377,229
Activision Blizzard, Inc. .......... 2,825 241,792
Adobe, Inc.
(e)
................. 277 106,747
Advance Auto Parts, Inc. ......... 154 18,728
Advanced Micro Devices, Inc.
(e)
.... 4,197 411,348
Agilent Technologies, Inc. ........ 89 12,312
Air Products & Chemicals, Inc. ..... 2,015 578,728
Airbnb, Inc., Class A
(e)
........... 130 16,172
Akamai Technologies, Inc.
(e)
....... 246 19,262
Albemarle Corp.
(f)
.............. 1,349 298,183
Alexandria Real Estate Equities, Inc. . 40 5,024
Allegion plc .................. 573 61,156
Alliant Energy Corp. ............ 266 14,204
Allstate Corp. (The) ............ 246 27,259
Alphabet, Inc., Class C
(e)
......... 18,782 1,953,328
Altria Group, Inc. .............. 668 29,806

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
United States (continued)
Amazon.com, Inc.
(e)(h)
........... 15,035 $ 1,552,965
American International Group, Inc. .. 363 18,281
American Tower Corp. .......... 2,682 548,040
AmerisourceBergen Corp. ........ 283 45,311
Amgen, Inc. ................. 239 57,778
ANSYS, Inc.
(e)
................ 473 157,414
APA Corp. .................. 193 6,960
Apple, Inc. .................. 13,714 2,261,439
Applied Materials, Inc. .......... 2,875 353,136
Aptiv plc
(e)
................... 2,212 248,164
Archer-Daniels-Midland Co. ....... 10,581 842,882
Astra Space, Inc., Class A
(e)
....... 5,839 2,482
AT&T, Inc. ................... 713 13,725
Atlas Energy Solutions, Inc., Class A
(e)
581 9,894
Automatic Data Processing, Inc. .... 108 24,044
AutoZone, Inc.
(e)
.............. 23 56,537
Baker Hughes Co., Class A ....... 361 10,418
Ball Corp.
(f)
.................. 180 9,920
Bank of America Corp. .......... 3,041 86,973
Baxter International, Inc. ......... 354 14,358
Berkshire Hathaway, Inc., Class B
(e)
. 162 50,021
Booking Holdings, Inc.
(e)
......... 51 135,273
Boston Scientific Corp.
(e)(f)(h)
....... 20,461 1,023,664
Broadcom, Inc. ............... 20 12,831
Brown-Forman Corp., Class B ..... 571 36,698
Bunge Ltd. .................. 3,039 290,285
Cadence Design Systems, Inc.
(e)
... 1,151 241,814
California Resources Corp. ....... 753 28,990
Cardinal Health, Inc. ............ 636 48,018
Carrier Global Corp. ............ 685 31,339
CDW Corp. .................. 83 16,176
Centene Corp.
(e)
.............. 434 27,433
CF Industries Holdings, Inc. ....... 5,841 423,414
Charles Schwab Corp. (The) ...... 8,521 446,330
Charter Communications, Inc., Class
A
(e)
..................... 726 259,625
Cheniere Energy, Inc. ........... 123 19,385
Chesapeake Energy Corp.
(f)
....... 525 39,921
Chevron Corp. ................ 249 40,627
Chipotle Mexican Grill, Inc.
(e)
...... 46 78,581
Chubb Ltd. .................. 3,527 684,873
Cigna Group (The) ............. 204 52,128
Cintas Corp. ................. 47 21,746
Cisco Systems, Inc. ............ 1,152 60,221
CME Group, Inc., Class A ........ 318 60,903
Coca-Cola Co. (The) ........... 746 46,274
Colgate-Palmolive Co. .......... 572 42,986
Comcast Corp., Class A ......... 7,972 302,219
ConocoPhillips ............... 2,556 253,581
Constellation Brands, Inc., Class A .. 273 61,668
Copart, Inc.
(e)
................ 534 40,162
Costco Wholesale Corp. ......... 1,405 698,102
Coterra Energy, Inc. ............ 756 18,552
Crowdstrike Holdings, Inc., Class A
(e)
. 1,171 160,731
Crown Castle, Inc. ............. 63 8,432
Crown Holdings, Inc. ........... 153 12,655
Crown PropTech Acquisitions
(d)(e)
... 1,464 937
Crown PropTech Acquisitions
(e)(f)
.... 845 8,475
CVS Health Corp. ............. 152 11,295
Datadog, Inc., Class A
(e)
......... 344 24,995
Davidson Kempner Merchant Co-
Invest Fund LP, (Acquired 04/07/21,
cost $36,787)
(e)(g)(i)
........... —
(j)
167,315
Deere & Co.
(f)
................ 868 358,380
Dell Technologies, Inc., Class C .... 301 12,103
Security
Shares
Shares Value
United States (continued)
Delta Air Lines, Inc.
(e)
........... 3,014 $ 105,249
Devon Energy Corp. ............ 297 15,031
Dexcom, Inc.
(e)
............... 2,676 310,898
Domino's Pizza, Inc. ............ 364 120,073
Dow, Inc. ................... 595 32,618
Dynatrace, Inc.
(e)
.............. 400 16,920
eBay, Inc. ................... 710 31,503
Ecolab, Inc. ................. 63 10,428
Edison International ............ 723 51,037
Edwards Lifesciences Corp.
(e)
..... 2,826 233,795
Element Solutions, Inc. .......... 1,362 26,300
Eli Lilly & Co. ................ 1,405 482,505
Energy Transfer LP
(f)
........... 1,566 19,528
EOG Resources, Inc. ........... 44 5,044
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(d)(e)(g)
.......... 330 237,240
EQT Corp. .................. 10,414 332,311
Essex Property Trust, Inc. ........ 34 7,111
Eversource Energy ............ 724 56,660
Expedia Group, Inc.
(e)
........... 178 17,271
Extra Space Storage, Inc. ........ 61 9,939
Exxon Mobil Corp. ............. 378 41,451
F5, Inc.
(e)(f)
.................. 2,639 384,476
Fanatics Holdings Inc., Class A,
(Acquired 08/17/22, cost $301,006)
(d)
(e)(g)
..................... 4,437 332,864
Fastenal Co. ................. 510 27,509
Ferguson plc ................. 139 18,377
Fidelity National Information Services,
Inc. ..................... 771 41,888
First Republic Bank ............ 137 1,917
First Solar, Inc.
(e)
.............. 57 12,397
FleetCor Technologies, Inc.
(e)
...... 143 30,152
Floor & Decor Holdings, Inc., Class A
(e)
(f)
....................... 912 89,577
Fortinet, Inc.
(e)
................ 3,314 220,248
Fortive Corp. ................. 10,755 733,168
Fox Corp., Class A
(f)
............ 176 5,993
Freeport-McMoRan, Inc.
(h)
........ 10,916 446,574
Gartner, Inc.
(e)
................ 78 25,410
Gen Digital, Inc. ............... 1,761 30,219
Generac Holdings, Inc.
(e)
......... 71 7,669
General Motors Co. ............ 1,949 71,489
Genuine Parts Co. ............. 49 8,198
Gilead Sciences, Inc. ........... 815 67,621
Global Payments, Inc. .......... 189 19,890
Goldman Sachs Group, Inc. (The) .. 141 46,122
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(d)(e)(g)
... 67,553 85,792
Green Plains, Inc.
(e)
............ 1,170 36,258
GSK plc .................... 1,451 25,638
Halliburton Co. ............... 2,454 77,645
Healthpeak Properties, Inc. ....... 1,564 34,361
Hewlett Packard Enterprise Co. .... 3,073 48,953
Hilton Worldwide Holdings, Inc. .... 2,570 362,036
Honeywell International, Inc. ...... 113 21,597
Humana, Inc. ................ 1,421 689,839
iHeartMedia, Inc., Class A
(e)
....... 60 234
Illinois Tool Works, Inc. .......... 33 8,034
Informatica, Inc., Class A
(e)(f)
....... 2,371 38,884
Intel Corp. .................. 460 15,028
Intercontinental Exchange, Inc. .... 253 26,385
Intuit, Inc. ................... 439 195,719
Intuitive Surgical, Inc.
(e)
.......... 1,536 392,402

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
United States (continued)
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(g)
........ 6,968 $ —
JBS SA .................... 3,338 11,723
Johnson & Johnson ............ 3,696 572,880
Johnson Controls International plc .. 299 18,006
JPMorgan Chase & Co. ......... 2,024 263,747
Kellogg Co. .................. 183 12,254
Keurig Dr Pepper, Inc. .......... 273 9,631
Kimberly-Clark Corp. ........... 141 18,925
Kinder Morgan, Inc. ............ 1,302 22,798
KLA Corp. ................... 607 242,296
Kroger Co. (The) .............. 354 17,477
Latch, Inc.
(e)
................. 4,082 3,111
Liberty Media Corp.-Liberty SiriusXM,
Class A
(e)
................. 5,825 163,624
Liberty Media Corp.-Liberty SiriusXM,
Class C
(e)
................. 6,758 189,157
Lincoln National Corp. .......... 181 4,067
Linde plc ................... 262 93,125
Lions Gate Entertainment Corp., Class
A
(e)(f)
.................... 3,241 35,878
Live Nation Entertainment, Inc.
(e)
... 126 8,820
Lockheed Martin Corp. .......... 546 258,111
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(d)(e)(g)
.............. 1,457 3,744
Lowe's Cos., Inc. .............. 434 86,787
LPL Financial Holdings, Inc. ....... 3,265 660,836
Lululemon Athletica, Inc.
(e)
........ 81 29,499
LyondellBasell Industries NV, Class A 705 66,192
Marathon Oil Corp. ............. 9,421 225,727
Marathon Petroleum Corp. ....... 514 69,303
Marsh & McLennan Cos., Inc.
(h)
.... 6,162 1,026,281
Masco Corp. ................. 923 45,892
Masimo Corp.
(e)
............... 401 74,001
Mastercard, Inc., Class A ......... 3,059 1,111,671
McDonald's Corp.
(h)
............ 1,704 476,455
McKesson Corp. .............. 269 95,777
Merck & Co., Inc. .............. 7,864 836,651
Meta Platforms, Inc., Class A
(e)
..... 139 29,460
MetLife, Inc. ................. 288 16,687
Mettler-Toledo International, Inc.
(e)
.. 19 29,074
MGM Resorts International ....... 1,178 52,327
Microchip Technology, Inc. ........ 181 15,164
Micron Technology, Inc. .......... 5,977 360,652
Microsoft Corp.
(h)
.............. 12,276 3,539,171
Mirion Technologies, Inc., Class A
(e)
. 1,997 17,054
Mirion Technologies, Inc., Class A
(e)
. 20,100 171,654
Moody's Corp. ................ 81 24,788
Morgan Stanley
(f)
.............. 300 26,340
Mr Cooper Group, Inc.
(e)
......... 798 32,694
Netflix, Inc.
(e)
................. 24 8,292
Newmont Corp. ............... 316 15,490
NextEra Energy, Inc. ........... 10,319 795,389
NIKE, Inc., Class B ............ 779 95,537
Northrop Grumman Corp. ........ 1,651 762,300
NRG Energy, Inc. .............. 234 8,024
Nucor Corp. ................. 65 10,041
NVIDIA Corp. ................ 1,452 403,322
Offerpad Solutions, Inc., Class A
(e)
.. 5,726 3,018
Omnicom Group, Inc. ........... 68 6,415
Opendoor Technologies, Inc.
(e)
..... 5,720 10,067
Otis Worldwide Corp. ........... 1,106 93,346
Palo Alto Networks, Inc.
(e)
........ 1,067 213,123
Park Hotels & Resorts, Inc.
(f)
...... 997 12,323
Paycom Software, Inc.
(e)
......... 197 59,890
Security
Shares
Shares Value
United States (continued)
Peloton Interactive, Inc., Class A
(e)(f)
. 4,129 $ 46,823
PepsiCo, Inc. ................ 548 99,900
Pfizer, Inc. .................. 3,082 125,746
Philip Morris International, Inc. ..... 141 13,712
Phillips 66 ................... 414 41,971
Playstudios, Inc.
(e)
............. 6,121 22,586
Procter & Gamble Co. (The) ...... 118 17,545
Proof Acquisition Corp. I
(d)(e)
....... 807 638
Public Storage ................ 228 68,888
Rockwell Automation, Inc. ........ 699 205,122
RXO, Inc.
(e)
.................. 413 8,111
S&P Global, Inc. .............. 497 171,351
Salesforce, Inc.
(e)
.............. 1,323 264,309
Sarcos Technology & Robotics Corp.
(e)
1,371 651
Sarcos Technology & Robotics Corp.
(e)
687 281
Sarcos Technology & Robotics Corp.
(e)
27,575 13,090
Schlumberger NV ............. 2,860 140,426
Schneider Electric SE ........... 158 26,406
Seagate Technology Holdings plc
(f)
.. 354 23,406
Sealed Air Corp. .............. 704 32,321
Sempra Energy ............... 5,938 897,588
ServiceNow, Inc.
(e)
............. 51 23,701
Sirius XM Holdings, Inc. ......... 1,166 4,629
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $7,945)
(d)(e)(g)
..... 529 3,766
Snowflake, Inc., Class A
(e)
........ 48 7,406
Sonder Holdings, Inc., Class A
(e)
.... 6,340 4,800
Starbucks Corp. ............... 3,777 393,299
Sun Country Airlines Holdings, Inc.
(e)
. 7,468 153,094
Symbotic Corp., Class A
(e)
........ 1,738 38,531
Symbotic Corp., Class A
(e)(f)
....... 228 5,208
Synchrony Financial ............ 440 12,795
Synopsys, Inc.
(e)
.............. 28 10,815
Tapestry, Inc. ................. 719 30,996
Tesla, Inc.
(e)(h)
................ 1,995 413,883
Texas Instruments, Inc. .......... 186 34,598
Thermo Fisher Scientific, Inc.
(h)
..... 1,471 847,840
TJX Cos., Inc. (The) ............ 4,164 326,291
Trane Technologies plc .......... 270 49,675
TransDigm Group, Inc. .......... 108 79,601
Transocean Ltd.
(e)(f)
............. 6,558 41,709
Travelers Cos., Inc. (The) ........ 266 45,595
Truist Financial Corp. ........... 466 15,891
Union Pacific Corp. ............ 379 76,278
United Airlines Holdings, Inc.
(e)
..... 459 20,311
United Parcel Service, Inc., Class B
(f)
3,186 618,052
United Rentals, Inc. ............ 113 44,721
UnitedHealth Group, Inc. ......... 2,913 1,376,655
US Bancorp ................. 179 6,453
Valero Energy Corp. ............ 4,002 558,679
VeriSign, Inc.
(e)
............... 869 183,646
Verisk Analytics, Inc. ............ 693 132,959
Vertiv Holdings, Class A
(e)
........ 6,932 95,662
VF Corp. ................... 1,565 35,854
Visa, Inc., Class A
(f)
............ 1,061 239,213
Vulcan Materials Co. ........... 1,712 293,711
Walgreens Boots Alliance, Inc. ..... 1,303 45,058
Walmart, Inc. ................. 2,306 340,020
Walt Disney Co. (The)
(e)
......... 6,891 689,996
Waters Corp.
(e)
............... 12 3,716
Wells Fargo & Co. ............. 8,511 318,141
West Pharmaceutical Services, Inc. . 49 16,977
Whirlpool Corp.
(f)
.............. 262 34,589
Willis Towers Watson plc ......... 74 17,196
Workday, Inc., Class A
(e)
......... 159 32,840

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
United States (continued)
Yum! Brands, Inc. ............. 78 $ 10,302
Zions Bancorp NA ............. 103 3,083
Zoetis, Inc., Class A ............ 1,332 221,698
Zscaler, Inc.
(e)
................ 856 100,006
48,270,188
Total Common Stocks — 54.2%
(Cost: $75,135,051) .............................. 78,925,073
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.3%
Quintis Australia Pty. Ltd.
(a)(d)(k)
0.00%, (0.00% Cash or 8.00% PIK),
10/01/26 ............... USD 463 462,748
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 13,957
476,705
Belgium — 0.1%
Anheuser-Busch Cos. LLC, 3.65%
,
02/01/26 ................. 29 28,464
Anheuser-Busch InBev Worldwide, Inc.,
3.50%
,
06/01/30 ............ 49 46,198
74,662
Canada — 0.3%
Garda World Security Corp., 7.75%
,
02/15/28
(a)
................ 7 6,899
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 386 374,420
Nutrien Ltd., 4.90%
,
03/27/28 ..... 15 14,996
Rogers Communications, Inc., 3.80%
,
03/15/32
(a)
................ 16 14,359
410,674
China — 0.1%
NXP BV
3.40%, 05/01/30 ............ 16 14,338
5.00%, 01/15/33 ............ 30 29,221
RKPF Overseas 2019 A Ltd., 5.90%
,
03/05/25
(c)
................ 200 167,000
210,559
Germany — 0.2%
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24
(a)
................ EUR 139 126,325
APCOA Parking Holdings GmbH,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 7.29%
,
01/15/27
(a)(b)
.... 102 108,130
Caresyntax, Inc., 0.00%
,
12/31/24
(d)(l)
USD 8 8,982
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ EUR 100 97,876
341,313
India — 0.1%
REI Agro Ltd.
(e)(m)(n)
5.50%, 11/13/14
(a)
........... USD 220 1,825
5.50%, 11/13/14
(c)(d)
.......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 180,162
181,987
Security
Par (000)
Par (000) Value
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV, 7.38%
,
09/15/29 EUR 100 $ 109,498
Italy — 0.3%
(a)
Castor SpA, (3-mo. EURIBOR at 5.25%
Floor + 5.25%), 8.21%
,
02/15/29
(b)
100 103,378
Forno d'Asolo SpA, (3-mo. EURIBOR
at 5.50% Floor + 5.50%), 8.52%
,
04/30/27
(b)
................ 178 167,946
Marcolin SpA, 6.13%
,
11/15/26 .... 100 90,990
362,314
Luxembourg — 0.1%
(a)
Herens Midco SARL, 5.25%
,
05/15/29 100 71,902
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26 ............ 100 100,208
172,110
Switzerland — 0.1%
UBS Group AG, (1-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 0.83%), 1.01%
,
07/30/24
(a)(b)
............... USD 135 132,316
Thailand — 0.1%
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.94%), 5.28%
(b)
(c)(o)
..................... 200 183,100
Turkey — 0.1%
Bio City Development Co. BV, 8.00%
,
07/06/24
(a)(d)(e)(m)(n)
............ 800 79,040
United Arab Emirates — 0.0%
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 37 36,810
United Kingdom — 0.5%
Astrazeneca Finance LLC, 1.20%
,
05/28/26 ................. 16 14,570
AstraZeneca plc, 0.70%
,
04/08/26 .. 56 50,396
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... GBP 100 104,856
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 110,310
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. GBP 100 79,432
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. 100 102,617
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 100 116,884
Kane Bidco Ltd., 5.00%
,
02/15/27
(a)
. EUR 100 99,973
Virgin Media Secured Finance plc,
5.00%
,
04/15/27
(c)
........... GBP 100 115,342
794,380
United States — 3.4%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 13 11,596
Alexandria Real Estate Equities, Inc.,
1.88%
,
02/01/33 ............ 29 21,724
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 154 154,000
7.25%, 08/15/27 ............ 18 17,919
Alliant Energy Corp., 3.88%
,
03/15/26
(a)
(m)
...................... 25 25,835
American Tower Corp.
2.10%, 06/15/30 ............ 16 13,072

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
2.70%, 04/15/31 ............ USD 53 $ 44,448
Amgen, Inc.
5.15%, 03/02/28 ............ 70 71,471
2.30%, 02/25/31 ............ 16 13,466
2.00%, 01/15/32 ............ 16 13,025
3.35%, 02/22/32 ............ 49 44,223
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 10 10,001
Aptiv plc, 3.25%
,
03/01/32 ........ 16 13,935
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 100 89,320
AT&T, Inc., 1.70%
,
03/25/26 ...... USD 24 22,080
Autodesk, Inc., 3.50%
,
06/15/27 .... 30 28,703
AvalonBay Communities, Inc., 5.00%
,
02/15/33 ................. 22 22,318
Bank of America Corp.
(b)
(3-mo. LIBOR USD + 0.99%),
2.50%, 02/13/31 .......... 37 31,336
(1-Day SOFR + 2.15%), 2.59%,
04/29/31 ............... 26 22,018
(1-Day SOFR + 1.53%), 1.90%,
07/23/31 ............... 8 6,416
(1-Day SOFR + 1.37%), 1.92%,
10/24/31 ............... 23 18,345
(1-Day SOFR + 1.32%), 2.69%,
04/22/32 ............... 42 35,050
(1-Day SOFR + 1.21%), 2.57%,
10/20/32 ............... 19 15,529
Becton Dickinson & Co., 3.70%
,
06/06/27 ................. 37 35,748
Broadcom, Inc.
4.15%, 11/15/30 ............ 16 14,838
2.45%, 02/15/31
(a)
........... 19 15,556
4.30%, 11/15/32 ............ 46 42,382
3.42%, 04/15/33
(a)
........... 64 53,549
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 20 16,100
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 17 16,419
Citigroup, Inc.
(b)
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30 .......... 8 7,456
(1-Day SOFR + 1.15%), 2.67%,
01/29/31 ............... 30 25,605
(1-Day SOFR + 2.11%), 2.57%,
06/03/31 ............... 33 27,842
(1-Day SOFR + 1.17%), 2.56%,
05/01/32 ............... 22 18,253
Cloud Software Group Holdings, Inc.,
6.50%
,
03/31/29
(a)
........... 20 17,692
Crown Castle, Inc., 4.00%
,
03/01/27 . 22 21,312
CVS Health Corp.
3.25%, 08/15/29 ............ 31 28,350
3.75%, 04/01/30 ............ 16 14,968
1.75%, 08/21/30 ............ 43 34,957
2.13%, 09/15/31 ............ 33 26,977
Dell International LLC, 5.25%
,
02/01/28 29 29,282
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 68 65,982
Edison International, 6.95%
,
11/15/29 16 17,309
Elevance Health, Inc., 3.65%
,
12/01/27 41 39,620
Energy Transfer LP, 4.20%
,
09/15/23 16 15,941
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 5 5,020
Security
Par (000)
Par (000) Value
United States (continued)
7.50%, 06/01/30 ............ USD 5 $ 4,844
Equinix, Inc.
2.90%, 11/18/26 ............ 23 21,389
1.55%, 03/15/28 ............ 34 28,799
FLYR, Inc., (1-mo. SOFR at 0.50%
Floor + 5.00%), 7.74%
,
0 5 / 1 0/27
(d)
49 45,203
Flyreel, Inc., 8.00%
,
07/20/23
(d)(m)
... 96 93,117
Freed Corp., 10.00%
,
12/0 7 /23
(d)
... 125 121,827
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 39 37,537
8.25%, 04/15/25 ............ 21 19,399
FreeWire Technologies, Inc., (3-mo.
CME Term SOFR + 9 .00%), 14.91%
,
03/31/25
(b)(d)
............... 63 60,610
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 50 45,455
8.75%, 05/15/30 ............ 57 56,773
8.63%, 03/15/31 ............ 55 53,856
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 61 54,454
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 40,275
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3 2,730
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 10,353
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 25 25,130
7.13%, 09/30/30 ............ 52 51,740
General Motors Financial Co., Inc.,
2.70%
,
06/10/31 ............ 67 53,674
Gilead Sciences, Inc., 2.95%
,
03/01/27 38 36,157
Goldman Sachs Group, Inc. (The)
(b)
(1-Day SOFR + 1.09%), 1.99%,
01/27/32 ............... 33 26,361
(1-Day SOFR + 1.28%), 2.62%,
04/22/32 ............... 24 19,992
(1-Day SOFR + 1.25%), 2.38%,
07/21/32 ............... 27 21,921
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 35 17,910
HCA, Inc.
5.88%, 02/15/26 ............ 21 21,311
3.50%, 09/01/30 ............ 42 37,409
Healthpeak OP LLC, 5.25%
,
12/15/32 10 10,029
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 146 133,225
Humana, Inc., 0.65%
,
08/03/23 .... 15 14,788
JPMorgan Chase & Co.
(b)
(3-mo. LIBOR USD + 1.16%),
3.70%, 05/06/30 .......... 8 7,437
(1-Day SOFR + 1.51%), 2.74%,
10/15/30 ............... 24 20,951
(3-mo. CME Term SOFR + 1.11%),
1.76%, 11/19/31 .......... 33 26,191
Kinetik Holdings LP, 5.88%
,
06/15/30
(a)
4 3,850
Kraft Heinz Foods Co., 6.75%
,
03/15/32
(p)
................ 4 4,473
Lessen, Inc., (3-mo. CME Term SOFR
+ 5.00%), 9.51%
,
01/05/28
(a)(b)(d)
.. 151 144,931
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(m)
............... 27 14,850
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 62 40,765

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Lowe's Cos., Inc.
4.80%, 04/01/26 ............ USD 20 $ 20,114
2.63%, 04/01/31 ............ 16 13,675
3.75%, 04/01/32 ............ 48 44,321
5.00%, 04/15/33 ............ 30 30,009
Marvell Technology, Inc., 4.20%
,
06/22/23 ................. 10 9,957
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 137 137,000
Maxar Technologies, Inc., 7.75%
,
06/15/27
(a)
................ 45 47,022
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 8 6,940
Medtronic Global Holdings SCA,
4.25%
,
03/30/28 ............ 40 39,936
Microchip Technology, Inc., 0.97%
,
02/15/24 ................. 35 33,600
Morgan Stanley
(b)
(1-Day SOFR + 1.14%), 2.70%,
01/22/31 ............... 3 2,584
(1-Day SOFR + 1.18%), 2.24%,
07/21/32 ............... 9 7,221
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 5 4,538
5.50%, 08/15/28 ............ 35 30,012
5.13%, 12/15/30 ............ 31 23,821
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 17 15,724
Newmont Corp., 2.60%
,
07/15/32 ... 24 20,088
ONEOK Partners LP, 4.90%
,
03/15/25 79 78,486
Oracle Corp.
2.30%, 03/25/28 ............ 40 35,797
2.95%, 04/01/30 ............ 26 22,957
4.65%, 05/06/30 ............ 7 6,816
2.88%, 03/25/31 ............ 58 49,631
Pacific Gas & Electric Co.
3.85%, 11/15/23 ............ 30 29,562
3.25%, 02/16/24 ............ 2 1,959
5.45%, 06/15/27 ............ 2 1,979
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 31 24,567
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
84 66,525
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 17 14,152
Prologis LP, 2.25%
,
01/15/32 ...... 10 8,225
Rand Parent LLC, 8.50%
,
02/15/30
(a)
103 96,820
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ 10 10,044
Republic Services, Inc., 4.88%
,
04/01/29 ................. 15 15,162
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 54 50,868
7.38%, 09/01/25 ............ 20 17,870
11.25%, 12/15/27 ........... 32 29,819
Seagate HDD Cayman, 9.63%
,
12/01/32
(a)
................ 45 50,430
Service Properties Trust
4.35%, 10/01/24 ............ 6 5,739
4.50%, 03/15/25 ............ 16 14,702
7.50%, 09/15/25 ............ 23 22,695
Skyworks Solutions, Inc., 0.90%
,
06/01/23 ................. 10 9,916
Security
Par (000)
Par (000) Value
United States (continued)
Southern California Edison Co.
1.10%, 04/01/24 ............ USD 15 $ 14,418
5.95%, 11/01/32 ............ 20 21,665
Spirit AeroSystems, Inc., 7.50%
,
04/15/25
(a)
................ 5 5,000
Sprint LLC, 7.88%
,
09/15/23 ...... 49 49,362
Steel Dynamics, Inc., 5.00%
,
12/15/26 3 2,995
Stem, Inc., 0.50%
,
12/01/28
(a)(m)
.... 6 3,390
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 77 67,456
T-Mobile USA, Inc.
3.88%, 04/15/30 ............ 8 7,507
3.50%, 04/15/31 ............ 24 21,580
2.70%, 03/15/32 ............ 38 32,009
Topaz Solar Farms LLC, 5.75%
,
09/30/39
(a)
................ 36 34,457
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 12 12,349
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 12 12,240
Union Pacific Corp., 3.00%
,
04/15/27 30 28,620
UnitedHealth Group, Inc.
4.25%, 01/15/29 ............ 101 100,254
5.35%, 02/15/33 ............ 65 69,082
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 38 36,860
Verizon Communications, Inc.
3.15%, 03/22/30 ............ 49 44,634
2.55%, 03/21/31 ............ 104 88,597
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
32 28,235
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... 48 45,072
VICI Properties LP, 5.63%
,
05/01/24
(a)
5 4,956
Vistra Operations Co. LLC
(a)
5.13%, 05/13/25 ............ 20 19,490
5.63%, 02/15/27 ............ 79 76,659
VMware, Inc., 2.20%
,
08/15/31 .... 16 12,667
Western Digital Corp., 1.50%
,
02/01/24
(m)(p)
............... 70 67,480
Wynn Las Vegas LLC, 5.50%
,
03/01/25
(a)
................ 4 3,925
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 86 81,139
4,910,085
Total Corporate Bonds — 5.8%
(Cost: $10,551,062) .............................. 8,475,553
Floating Rate Loan Interests
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.85%),
7.60%
,
 10/02/28
(b)(d)
.......... EUR 126 92,592
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (1-mo. EURIBOR +
5.00%), 7.91%
,
 12/22/25
(b)
..... 186 198,216
France — 0.1%
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR + 4.00%),
6.13%
,
 11/17/27
(b)
........... 214 224,292

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Germany — 0.1%
Iris BidCo GmbH, Facility Term Loan
B, (3-mo. EURIBOR + 5.00%),
7.49%
,
 06/29/28
(b)
........... EUR 93 $ 86,216
Jersey, Channel Islands — 0.1%
(b)(d)
Vita Global FinCo Ltd., Facility Term
Loan, (SONIA 6 Month + 7.00%),
11.18%
,
 07/06/27 ........... GBP 39 45,021
Vita Global FinCo Ltd., Term Loan,
(6-mo. EURIBOR + 7.00%),
9.44%
,
 01/01/28 ............ EUR 65 65,880
110,901
Luxembourg — 0.1%
(b)(d)
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw Term
Loan, (3-mo. LIBOR USD + 9.25%),
13.93%
,
 01/01/28 ........... USD 15 14,519
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(3-mo. LIBOR USD + 11.50%),
13.98%
,
 01/01/28 ........... 94 93,539
108,058
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan,
(6-mo. EURIBOR + 4.50%),
6.61%
,
 01/01/28
(d)
........... EUR 154 154,844
Median BV, Facility Term Loan B1,
(6-mo. EURIBOR + 5.00%),
7.75%
,
 10/14/27 ............ 100 93,233
Ziggo BV, Facility Term Loan H,
(6-mo. EURIBOR + 3.00%),
6.10%
,
 01/31/29 ............ 311 317,165
565,242
Sweden — 0.0%
Unique BidCo AB, Facility Term Loan
B, (3-mo. EURIBOR + 5.25%),
8.23%
,
 03/16/29
(b)
........... 70 71,408
United States — 1.3%
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 4.75%),
9.53%
,
 02/02/26
(b)
........... USD 73 69,654
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.49%
,
 02/01/30
(b)
79 68,754
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.05%
,
 12/30/27
(b)
.......... 24 20,791
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR + 10.00%),
14.48%
,
 12/15/27
(b)
.......... 4 860
City Brewing Co. LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 3.50%), 8.33%
,
 04/05/28
(b)
18 7,135
DirecTV Financing LLC, Term Loan,
(1-mo. LIBOR USD at 0.75% Floor +
5.00%), 9.84%
,
 08/02/27
(b)
..... 42 39,941
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
5.25%), 10.09%
,
 12/21/28
(b)
..... 28 24,636
Security
Par (000)
Par (000) Value
United States (continued)
DS Parent, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor +
5.75%), 10.79%
,
 12/10/28
(b)
..... USD 41 $ 39,737
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.50%), 12.42%
,
 05/01/28
(b)
62 61,510
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.16%
,
 12/29/27
(b)
32 30,245
Galaxy Brands, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor +
5.75%), 9.07%
,
 01/01/38
(b)(d)
.... 199 191,259
GoTo Group, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD + 4.75%),
9.59%
,
 08/31/27
(b)
........... 98 55,379
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 8.00%),
11.29%
,
 07/20/26
(b)(d)
......... 119 118,262
Hilton Worldwide Finance LLC, Term
Loan B2, (1-mo. CME Term SOFR +
1.75%), 6.64%
,
 06/22/26
(b)
..... 151 150,625
Hydrofarm Holdings Group, Inc., Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 5.50%), 10.35%
,
 10/25/28
(b)
(d)
...................... 21 18,042
Indicor LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 9.40%
,
 11/22/29
(b)
..... 76 75,321
J&J Ventures Gaming LLC, Term Loan,
(3-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.16%
,
 04/26/28
(b)
..... 35 33,780
Jack Ohio Finance LLC, Term Loan,
(1-mo. LIBOR USD at 0.75% Floor +
4.75%), 9.59%
,
 10/04/28
(b)
..... 16 15,122
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.02%
,
 12/22/26
(b)
.......... 15 14,330
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. LIBOR
USD at 1.00% Floor + 7.50%),
12.45%
,
 09/03/26
(b)
.......... 27 17,953
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.00%
,
 01/24/30
(b)
4 2,983
Nielsen Consumer, Inc., Term Loan B,
03/06/28
(b)(q)
............... EUR 225 221,441
OD Intermediate SUBI Holdco
II LLC, Term Loan, 0.00% -
10.00%
,
 04/01/26
(d)(r)
......... USD 166 156,835
OVG Business Services LLC, Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 6.25%), 11.10%
,
 11/20/28
(b)
(d)
...................... 53 51,856
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor + 7.25%), 12.10%
,
 03/04/25
(b)
43 42,287
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.57%
,
 04/27/28
(b)
70 54,452
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 7.75%), 12.56%
,
 04/27/29
(b)
50 27,893

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. LIBOR
USD at 0.75% Floor + 4.00%),
8.83%
,
 03/16/27
(b)
........... USD 57 $ 55,607
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.31%
,
 04/03/28
(b)
..... 35 22,824
Sonder Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
9.00%), 12.60% 01/19/27
(b)(d)
.... 163 146,970
Talen Energy Supply LLC, Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor + 4.75%), 9.51% -
9.57%
,
 11/13/23
(b)
........... 82 81,939
Vaco Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.05%
,
 01/21/29
(b)
..... 33 31,936
1,950,359
Total Floating Rate Loan Interests — 2.3%
(Cost: $3,707,082) .............................. 3,407,284
Foreign Government Obligations
Argentina — 0.1%
Argentine Republic (The)
1.00%, 07/09/29 ............ 30 8,134
0.50%, 07/09/30
(p)
........... 295 84,954
1.50%, 07/09/35
(p)
........... 331 85,153
3.88%, 01/09/38
(p)
........... 119 36,698
214,939
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 1 182,793
10.00%, 01/01/27 ........... — 78,370
261,163
Canada — 0.5%
Canadian Government Bond, 0.25%
,
03/01/26 ................. CAD 1,062 718,687
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27 ............ COP 208,800 36,201
7.00%, 03/26/31 ............ 349,800 57,787
7.00%, 06/30/32 ............ 877,500 139,738
233,726
Czech Republic — 0.3%
Czech Republic
5.50%, 12/12/28 ............ CZK 1,500 71,618
5.00%, 09/30/30 ............ 5,610 263,593
1.20%, 03/13/31 ............ 3,230 114,757
449,968
Indonesia — 0.3%
Republic of Indonesia
8.25%, 05/15/36 ............ IDR 1,925,000 141,860
7.13%, 06/15/38 ............ 3,841,000 259,509
401,369
Mexico — 0.6%
United Mexican States
8.50%, 05/31/29 ............ MXN 23 126,496
7.75%, 05/29/31 ............ 96 497,917
Security
Par (000)
Par (000) Value
Mexico (continued)
7.50%, 05/26/33 ............ MXN 42 $ 214,640
839,053
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 1,776 90,848
8.25%, 03/31/32 ............ 1,173 57,421
9.00%, 01/31/40 ............ 4,603 210,042
8.75%, 01/31/44 ............ 793 34,493
392,804
Spain — 2.9%
(a)(c)
Bonos y Obligaciones del Estado
2.55%, 10/31/32 ............ EUR 1,911 1,951,240
3.15%, 04/30/33 ............ 1,644 1,755,283
3.90%, 07/30/39 ............ 176 195,647
2.90%, 10/31/46 ............ 173 163,941
Kingdom of Spain, 3.45%
,
07/30/66 . 185 183,275
4,249,386
Total Foreign Government Obligations — 5.3%
(Cost: $8,184,939) .............................. 7,761,095
Shares
Shares
Investment Companies
Health Care Select Sector SPDR
Fund
(f)
................... 322 41,686
Industrial Select Sector SPDR Fund
(f)
928 93,895
Invesco Municipal Opportunity Trust . 1,407 13,803
Invesco Municipal Trust ......... 1,398 13,868
Invesco QQQ Trust 1, Series 1
(f)
.... 2,300 738,139
Invesco Quality Municipal Income Trust 1,385 13,822
Invesco Trust for Investment Grade
Municipals ................ 1,376 13,678
Invesco Value Municipal Income Trust 1,379 16,824
iShares 0-5 Year TIPS Bond ETF
(s)
.. 1,425 141,403
iShares Biotechnology ETF
(f)(s)
..... 153 19,761
iShares China Large-Cap ETF
(f)(s)
... 545 16,094
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)(s)
............... 2,656 200,661
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)(s)
....... 5,072 555,942
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)(h)(s)
........ 18,407 1,588,156
iShares Latin America 40 ETF
(f)(s)
... 2,948 70,369
iShares MSCI Brazil ETF
(f)(s)
....... 3,320 90,902
iShares MSCI Emerging Markets ETF
(f)
(s)
...................... 429 16,928
KraneShares CSI China Internet ETF
(e)
(f)
....................... 7,107 221,667
Nuveen Municipal Value Fund, Inc. .. 2,293 20,201
SPDR Bloomberg High Yield Bond
ETF
(f)
.................... 599 55,599
SPDR Gold Shares
(e)(i)
.......... 1,814 332,361
SPDR S&P 500 ETF Trust
(f)
....... 400 163,756
SPDR S&P Metals & Mining ETF
(f)
.. 436 23,178
United States Oil Fund LP
(e)
....... 659 43,784
VanEck JPMorgan EM Local Currency
Bond ETF ................. 3,124 78,881
VanEck Semiconductor ETF
(e)(f)
.... 221 58,165
Total Investment Companies — 3.2%
(Cost: $4,536,481) .............................. 4,643,523

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 Day Average + 3.40%),
7.96%, 01/25/42 ............ USD 17 $ 15,428
JP Morgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 517 418,462
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 203 177,651
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 52,332
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 7.36%, 10/25/39 . 96 95,339
759,212
Commercial Mortgage-Backed Securities — 1.8%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.99%,
01/19/37
(a)(b)
............... 100 97,818
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 8.20%, 12/15/34
(a)(b)
100 91,311
United States — 1.6%
BANK, Series 2017-BNK9, Class A4,
3.54%, 11/15/54 ............ 17 16,168
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
LIBOR USD at 0.75% Floor +
0.75%), 5.43%, 04/15/36 .... 15 14,255
Series 2021-SSCP, Class B, (1-mo.
LIBOR USD at 1.10% Floor +
1.10%), 5.78%, 04/15/36 .... 27 25,643
Series 2021-SSCP, Class C, (1-mo.
LIBOR USD at 1.35% Floor +
1.35%), 6.03%, 04/15/36 .... 37 34,944
Series 2021-SSCP, Class D, (1-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.28%, 04/15/36 .... 33 30,817
Series 2021-SSCP, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 6.78%, 04/15/36 .... 37 34,334
Series 2021-SSCP, Class F, (1-mo.
LIBOR USD at 2.90% Floor +
2.90%), 7.58%, 04/15/36 .... 24 22,504
Series 2021-SSCP, Class G, (1-mo.
LIBOR USD at 3.80% Floor +
3.80%), 8.48%, 04/15/36 .... 39 36,552
Series 2021-SSCP, Class H, (1-mo.
LIBOR USD at 4.90% Floor +
4.90%), 9.59%, 04/15/36 .... 18 16,889
Benchmark Mortgage Trust, Series
2021-B25, Class A5, 2.58%,
04/15/54 ................. 46 37,665
Security
Par (000)
Par (000) Value
United States (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 7.59%, 10/15/36 ... USD 85 $ 81,230
Series 2021-SOAR, Class G, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.49%, 06/15/38 .... 105 96,739
Series 2021-VINO, Class F, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.49%, 05/15/38 .... 100 89,967
Series 2021-XL2, Class F, (1-mo.
LIBOR USD at 2.24% Floor +
2.24%), 6.93%, 10/15/38 .... 113 104,893
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%,
12/09/41 ............... 64 52,813
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 89 70,446
Series 2021-ARIA, Class E, (1-mo.
LIBOR USD at 2.25% Floor +
2.24%), 6.93%, 10/15/36 .... 100 89,972
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.36% Floor
+ 2.36%), 7.19%, 01/15/34 ... 18 16,905
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 7.94%, 01/15/34 ... 36 33,168
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 8,832
Citigroup Commercial Mortgage Trust,
Series 2018-C6, Class A4, 4.41%,
11/10/51 .................. 16 15,452
Commercial Mortgage Trust, Series
2014-CR21, Class A3, 3.53%,
12/10/47 ................. 30 28,867
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A3, 2.56%,
03/15/53 ................. 94 79,382
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (1-mo. LIBOR USD
at 2.00% Floor + 2.00%), 6.68%,
05/15/35
(a)(b)
............... 91 87,252
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
LIBOR USD at 2.25% Floor +
2.25%), 6.94%, 07/15/38 .... 199 189,653
Series 2021-ESH, Class E, (1-mo.
LIBOR USD at 2.85% Floor +
2.85%), 7.54%, 07/15/38 .... 100 94,078
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (1-mo.
LIBOR USD at 2.94% Floor +
2.94%), 7.62%, 11/15/36
(a)(b)
.... 100 91,706
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 29,079
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 35 32,929
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.45% Floor +
2.45%), 7.13%, 04/15/38 .... 60 56,407

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MHC, Class F, (1-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.63%, 04/15/38 .... USD 20 $ 18,727
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.01%, 08/15/39 ... 14 13,912
KKR Industrial Portfolio Trust, Series
2021-KDIP, Class A, (1-mo. CME
Term SOFR at 0.66% Floor +
0.66%), 5.49%, 12/15/37
(a)(b)
.... 15 14,314
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo.
LIBOR USD at 4.00% Floor +
4.00%), 8.69%, 11/15/38 ..... 121 112,264
Series 2021-MDLN, Class G, (1-mo.
LIBOR USD at 5.25% Floor +
5.25%), 9.93%, 11/15/38 ..... 131 119,058
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 6.78%, 04/15/38
(a)(b)
.... 156 146,215
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24, Class C, (1-mo.
LIBOR USD + 0.00%), 4.33%,
05/15/48
(b)
.............. 10 9,110
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 25,406
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............. 17 15,033
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 29 24,351
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (1-mo.
LIBOR USD at 2.63% Floor +
2.62%), 7.31%, 11/15/38 ..... 100 91,330
Series 2021-MFP2, Class F, (1-mo.
LIBOR USD at 2.62% Floor +
2.62%), 7.30%, 11/15/36 ..... 100 92,479
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. LIBOR USD at 1.92%
Floor + 1.92%), 6.61%, 07/15/36
(a)(b)
25 22,931
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 8,687
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 28,618
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 8,547
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 25 22,250
2,392,773
2,581,902
Total Non-Agency Mortgage-Backed Securities — 2.3%
(Cost: $3,745,037) .............................. 3,341,114
Security
Beneficial Interest (000)
Beneficial Interest (000) Value
Other Interests
Capital Markets - 0.2%
Sprott Private Resource Streaming &
Royalty LP
(d)(e)(t)
............. USD 166 $ 212,693
Total Other Interests — 0.2%
(Cost: $167,154) .................................. 212,693
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
USB Capital IX , (3-mo. LIBOR USD at
3.50% Floor + 1.02%), 5.81%
(b)(e)(o)
31 23,808
Total Capital Trusts — 0.0%
(Cost: $28,719) ................................ 23,808
Shares
Shares
Preferred Stocks — 2.8%
Brazil — 0.1%
Neon Payments Ltd.
(d)(e)
......... 319 162,154
China — 0.3%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $269,333)
(d)(e)(g)
... 2,458 388,769
Germany — 0.3%
Dr Ing hc F Porsche AG (Preference)
(e)
1,633 209,594
Volkswagen AG (Preference) ...... 96 13,102
Volocopter Gmbh, (Acquired 03/03/21,
cost $159,572)
(d)(e)(g)
.......... 30 190,592
413,288
India — 0.0%
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $103,322)
(d)
(e)(g)
..................... 32 56,776
Israel — 0.1%
(d)(e)(g)
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $89,710) ....... 14,760 104,058
Deep Instinct Ltd., Series D-4 (Acquired
09/20/22, cost $84,498) ....... 11,985 84,494
188,552
Sweden — 0.0%
Volta Greentech AB, Series C (Acquired
02/22/22, cost $26,894)
(d)(e)(g)
.... 228 23,876
United Kingdom — 0.1%
10X Future Technologies Holding Ltd.,
(Acquired 05/13/21, cost $183,387)
(d)
(e)(g)
..................... 4,842 61,941
United States — 1.9%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(m)
............ 277 322,774
Aptiv plc, Series A, 5.50%
(m)
....... 1,083 132,927
Boston Scientific Corp., Series A,
5.50% ................... 713 86,302
Breeze Aviation Group, Inc., Series B
(Acquired 07/30/21, cost $127,466)
(d)
(e)(g)
..................... 236 71,248

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
United States (continued)
Caresyntax, Inc.
(d)(e)
............ 296 $ 19,018
Cruise, Series G (Acquired 03/25/21,
cost $76,178)
(d)(e)(g)
........... 2,891 43,539
Databricks, Inc., Series F (Acquired
10/22/19, cost $88,431)
(d)(e)(g)
.... 6,177 336,770
Databricks, Inc., Series G (Acquired
02/01/21, cost $102,873)
(d)(e)(g)
... 1,740 94,865
Dream Finders Homes, Inc., 9.00%
(d)(e)
285 257,569
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $62,470)
(d)(e)(g)
.... 10,664 29,966
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$69,518)
(d)(e)(g)
.............. 2,103 98,021
Farmer's Business Network, Inc.,
Series G (Acquired 09/15/21, cost
$19,766)
(d)(e)(g)
.............. 318 14,822
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $93,611)
(d)(e)(g)
.... 51,330 157,583
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $20,218)
(d)(e)(g)
.... 3,376 10,364
Lessen, Inc., Series B
(d)(e)
........ 6,246 80,886
Lessen, Inc., Series C
(d)(e)
........ 2,050 26,548
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $85,987)
(d)(e)(g)
.... 10,057 141,200
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $19,100)
(d)(e)(g)
.... 955 13,408
Lookout, Inc., Series F (Acquired
09/19/14 - 10/22/14, cost
$243,061)
(d)(e)(g)
............. 21,278 94,687
MNTN Digital, Series D (Acquired
11/05/21, cost $54,841)
(d)(e)(g)
.... 2,388 23,140
Mythic AI, Inc., Series C (Acquired
01/26/21, cost $48,256)
(d)(e)(g)
.... 7,024 —
Noodle Partners, Inc., Series C
(Acquired 08/26/21, cost $73,361)
(d)
(e)(g)
..................... 8,220 43,730
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $40,179)
(d)(e)(g)
.... 1,532 36,737
Relativity Space, Inc., Series E
(Acquired 05/27/21, cost $68,894)
(d)
(e)(g)
..................... 3,017 49,931
SambaNova Systems, Inc., Series C
(Acquired 02/19/20, cost $91,575)
(d)
(e)(g)
..................... 1,720 109,203
SambaNova Systems, Inc., Series D
(Acquired 04/09/21, cost $52,640)
(d)
(e)(g)
..................... 554 35,173
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $28,447)
(d)(e)(g)
.... 1,894 13,485
Ursa Major Technologies, Inc., Series C
(Acquired 09/13/21, cost $72,377)
(d)
(e)(g)
..................... 12,134 80,448
Ursa Major Technologies, Inc., Series D
(Acquired 10/14/22, cost $9,855)
(d)(e)
(g)
...................... 1,487 9,859
Verge Genomics, Series B (Acquired
11/05/21, cost $65,877)
(d)(e)(g)
.... 12,367 64,927
Versa Networks, Inc., Series E
(Acquired 10/14/22, cost $43,198)
(d)
(e)(g)
..................... 14,803 42,041
Wells Fargo & Co., Series L, 7.50%
(f)(m)
(o)
...................... 46 54,108
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $70,353)
(d)
(e)(g)
..................... 4,463 135,943
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series D
(Acquired 07/05/22, cost $13,149)
(d)
(e)(g)
..................... 321 $ 12,891
2,744,113
Total Preferred Stocks — 2.8%
(Cost: $3,801,318) .............................. 4,039,469
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. LIBOR
USD + 6.37%), 11.17%, 10/30/40
(b)(f)
5,096 145,440
Total Trust Preferreds — 0.1%
(Cost: $140,435) ................................ 145,440
Total Preferred Securities — 2.9%
(Cost: $3,970,472) .............................. 4,208,717
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage
Corp. Structured Agency Credit
Risk Debt Variable Rate Notes,
Series 2021-DNA2, Class B2,
(SOFR 30 Day Average + 6.00%),
10.56%, 08/25/33
(a)(b)
......... USD 17 14,832
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.74%, 09/25/30
(b)
........... 13 13,077
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K105, Class X1,
1.52% ,  01/25/30 ........ 279 22,869
Series K109, Class X1,
1.58% ,  04/25/30 ........ 118 10,144
Series K116, Class X1,
1.42% ,  07/25/30 ........ 100 7,879
Series K120, Class X1,
1.04% ,  10/25/30 ........ 394 23,491
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ 100 6,343
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 461 17,007
87,733
Mortgage-Backed Securities — 9.3%
Uniform Mortgage-Backed Securities
(u)
3.00% ,  04/25/53 - 05/25/53 ... 1,126 1,010,338
3.50% ,  04/25/53 - 05/25/53 ... 7,281 6,768,319
4.50% ,  04/25/53 .......... 5,914 5,794,286
13,572,943
Total U.S. Government Sponsored Agency Securities
—
9.4%
(Cost: $13,493,570) .............................. 13,688,585

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 02/15/42 ............ USD 225 $ 180,932
3.25%, 05/15/42 ............ 544 501,584
3.38%, 08/15/42 ............ 296 277,447
4.00%, 11/15/52 ............ 417 442,117
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 ............ 2,225 2,205,650
0.50%, 04/15/24 ............ 1,238 1,218,414
0.13%, 04/15/27 ............ 386 367,347
0.63%, 07/15/32
(v)
........... 614 586,127
U.S. Treasury Notes
0.75%, 12/31/23
(i)
........... 4,608 4,473,568
4.00%, 12/15/25 ............ 1,017 1,020,973
Total U.S. Treasury Obligations — 7.7%
(Cost: $11,292,737) .............................. 11,274,159
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 718 455
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
Exercisable 05/13/21, 1 Share for
1 Warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(e)
.......... 1,945 63
Israel — 0.0%
(e)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(g)
......... 845 5,036
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 375 38
5,074
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
Exercisable 11/27/20, 1 Share for
1 Warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(e)
.......... 36 45
United States — 0.0%
(e)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 1,986 318
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 2,120 170
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,268 127
Embark Technology, Inc. (Issued/
Exercisable 12/28/20, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 963 18
Security
Shares
Shares Value
United States (continued)
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 1,130 $ 1,220
Flyr, Inc. (Issued/Exercisable 05/10/22,
1 Share for 1 Warrant, Expires
05/10/32, Strike Price USD 3.95)
(d)
264 4,161
Freewire Warrants TA (Issued/
Exercisable 04/27/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(d)
........... 6,819 3,341
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 52
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 840 50
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 2,348 145
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 67
Proof Acquisition Corp. I (Issued/
Exercisable 12/03/21, 1 Share for
1 Warrant, Expires 12/23/28, Strike
Price USD 11.50)
(d)
.......... 2,017 121
Rotor Acquisition Corp. (Issued/
Exercisable 01/15/21, 1 Share for
1 Warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 724 58
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 1,924 154
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(d)
.......... 2,205 —
Versa Networks, Inc., Series E
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/32, Strike Price USD 0.01)
(d)(g)
1,825 4,873
Volta, Inc. (Issued/Exercisable
10/22/20, 1 Share for 1 Warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 1,160 249
15,124
Total Warrants — 0.0%
(Cost: $29,554) ................................ 20,761
Total Long-Term Investments — 94.5%
(Cost: $136,762,940) ............................. 137,750,756

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Certificates of Deposit — 0.2%
Domestic — 0.2%
Citibank NA, 5.00%, 09/21/23 ..... USD 220 $ 219,504
Total Certificates of Deposit — 0.2%
(Cost: $220,000) ................................ 219,504
Commercial Paper — 1.1%
(w)
Societe Generale SA, 5.70%
,
03/06/24 263 250,899
Mercedes-Benz Finance North America
LLC, 5.59%
,
05/03/23 ......... 455 452,887
3M Co., 5.55%
,
09/07/23 ........ 250 244,356
UnitedHealth Group, Inc., 5.31%
,
06/01/23 ................. 612 606,435
Total Commercial Paper — 1.1%
(Cost: $1,552,961) .............................. 1,554,577
Foreign Government Obligations — 3.1%
(w)
Brazil - 0.5%
Federative Republic of Brazil Treasury
Bills, 9.36%
,
07/01/24 ......... BRL 4 754,509
Japan - 2.6%
Japan Treasury Bills
(0.25)%, 04/04/23 ........... JPY 125,450 944,833
(0.28)%, 06/26/23 ........... 376,700 2,838,578
3,783,411
Total Foreign Government Obligations — 3.1%
(Cost: $4,593,881) .............................. 4,537,920
Shares
Shares
Money Market Funds — 12.1%
(s)(x)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.70% ...... 12,746,584 12,746,584
SL Liquidity Series, LLC, Money Market
Series, 5.01%
(y)
............. 4,909,651 4,910,142
Total Money Market Funds — 12.1%
(Cost: $17,657,164) .............................. 17,656,726
Par (000)
Pa r (000)
Time Deposits — 0.2%
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., 2.20%, 04/03/23 .... AUD 33 22,301
Canada — 0.0%
BNP Paribas SA, 3.32%, 04/03/23 .. CAD 38 28,282
Denmark — 0.0%
Brown Brothers Harriman & Co.,
1.40%, 04/03/23 ............ DKK 25 3,614
Europe — 0.0%
Citibank NA, 1.91%, 04/03/23 ..... EUR 12 12,781
Security
Par (000)
Par (000) Value
Hong Kong — 0.0%
Hong Kong & Shanghai Bank,
0.92%, 04/03/23 ............ HKD 109 $ 13,915
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.53)%, 04/03/23 ........... JPY 5,852 44,075
New Zealand — 0.0%
Brown Brothers Harriman & Co.,
3.40%, 04/03/23 ............ NZD 1 421
Norway — 0.0%
Brown Brothers Harriman & Co.,
1.58%, 04/03/23 ............ NOK 4 412
Singapore — 0.0%
Hong Kong & Shanghai Bank,
2.21%, 04/03/23 ............ SGD 1 414
South Africa — 0.0%
Brown Brothers Harriman & Co.,
5.79%, 04/03/23 ............ ZAR 56 3,151
Sweden — 0.0%
Brown Brothers Harriman & Co.,
1.74%, 04/03/23 ............ SEK 4 414
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
0.00%, 04/03/23 ............ CHF 13 13,669
United Kingdom — 0.1%
Brown Brothers Harriman & Co.,
3.15%, 04/03/23 ............ GBP 39 47,643
United States — 0.1%
Australia & New Zealand Banking
Group Ltd., 4.83%, 04/03/23 .... USD 89 88,860
Total Time Deposits — 0.2%
(Cost: $279,952) ................................ 279,952
Total Short-Term Securities — 16.7%
(Cost: $24,303,958) .............................. 24,248,679
Total Options Purchased — 0.7%
(Cost: $933,927 ) ................................ 1,063,306
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 111.9%
(Cost: $162,000,825) ............................. 163,062,741
Total Options Written — (0.6)%
(Premiums Received — $(736,977)) .................. (894,375)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(u)
3.00% ,  04/25/53 ............ (400) (358,904)
3.50% ,  04/25/53 ............ (3,241) (3,011,225)
4.50% ,  04/25/53 ............ (1,497) (1,466,754)
Total TBA Sale Commitments — (3.3)%
(Proceeds: $(4,800,175)) .......................... (4,836,883)

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
France — (0.0)%
Pernod Ricard SA ............. (240) $ (54,343)
United Kingdom — (0.0)%
Diageo plc .................. (486) (21,690)
Security
Shares
Shares Value
United States — (0.1)%
JM Smucker Co. (The) .......... (412) $ (64,837)
Total Common Stocks — (0.1)%
(Proceeds: $(116,279)) ........................... (140,870)
Total Investments Sold Short — (0.1)%
(Proceeds: $(116,279) ) ........................... (140,870)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 107.9%
(Cost: $156,347,394) ............................. 157,190,613
Liabilities in Excess of Other Assets — (7.9)% ............ (11,457,887)
Net Assets — 100.0% .............................. $ 145,732,726
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,622,793, representing 2.49% of its net assets as of period end, and an original cost of $3,530,939.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
All or a portion of the security is held by a wholly-owned subsidiary.
(j)
Investment does not issue shares.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Zero-coupon bond.
(m)
Convertible security.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Perpetual security with no stated maturity date.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Fixed rate.
(s)
Affiliate of the Fund.
(t)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
Rates are discount rates or a range of discount rates as of period end.
(x)
Annualized 7-day yield as of period end.
(y)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,362,835 $ 10,383,749
(a)
$ — $ — $ — $ 12,746,584 12,746,584 $ — $ —
SL Liquidity Series, LLC, Money
Market Series ........... 4,093,307 816,227
(a)
— 1,263 (655) 4,910,142 4,909,651 4,515
(b)
—
iShares 0-5 Year TIPS Bond ETF 138,168 — — — 3,235 141,403 1,425 — —
iShares Biotechnology ETF .... 20,087 — — — (326) 19,761 153 10 —
iShares China Large-Cap ETF .. 170,847 64,519 (240,052) (10,414) 31,194 16,094 545 — —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 195,561 — — — 5,100 200,661 2,656 2,173 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 1,619,464 (1,070,932) 4,120 3,290 555,942 5,072 — —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 1,304,970 264,002 — — 19,184 1,588,156 18,407 12,712 —
iShares Latin America 40 ETF .. 67,480 — — — 2,889 70,369 2,948 — —
iShares MSCI Brazil ETF ..... 92,861 — — — (1,959) 90,902 3,320 — —
iShares MSCI Emerging Markets
ETF .................. 16,259 — — — 669 16,928 429 — —
$ (5,031) $ 62,621 $ 20,356,942 $ 19,410 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro- Bobl ............................................................... 4 06/08/23 $ 511 $ 11,246
Euro-Bund .............................................................. 45 06/08/23 6,629 203,256
Euro-OAT ............................................................... 3 06/08/23 424 13,547
Australia 10 Year Bond ...................................................... 26 06/15/23 2,136 58,479
EURO STOXX Banks Price Index ............................................... 7 06/16/23 38 (252)
MSCI Emerging Markets E-Mini Index ............................................ 5 06/16/23 249 10,531
U.S. Treasury 10 Year Note ................................................... 3 06/21/23 345 (136)
U.S. Treasury Long Bond ..................................................... 2 06/21/23 263 12,395
U.S. Treasury Ultra Bond ..................................................... 37 06/21/23 5,241 156,867
U.S. Treasury 5 Year Note .................................................... 48 06/30/23 5,263 (11,122)
3-mo. SONIA Index ......................................................... 10 09/19/23 2,944 14,287
469,098
Short Contracts
Euro-BTP ............................................................... 4 06/08/23 500 (16,553)
Euro- Buxl ............................................................... 1 06/08/23 153 (8,886)
Euro-Schatz ............................................................. 7 06/08/23 802 (7,570)
EURO STOXX 50 Index ..................................................... 1 06/16/23 46 (192)
FTSE 100 Index ........................................................... 1 06/16/23 94 (705)
NASDAQ 100 E-Mini Index ................................................... 9 06/16/23 2,394 (208,387)
Russell 2000 E-Mini Index .................................................... 2 06/16/23 181 (3,181)
S&P 500 E-Mini Index ....................................................... 9 06/16/23 1,862 (70,127)
U.S. Treasury 10 Year Ultra Note ............................................... 121 06/21/23 14,673 (408,820)
Long Gilt ................................................................ 1 06/28/23 127 (3,976)
U.S. Treasury 2 Year Note .................................................... 78 06/30/23 16,115 (128,212)
(856,609)
$ (387,511)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 959,512 JPY 125,450,000 JPMorgan Chase Bank NA 04/04/23 $ 14,681
IDR 2,388,355,993 USD 152,601 Deutsche Bank AG 04/12/23 7,204
IDR 860,090,000 USD 56,753 Citibank NA 04/17/23 776
USD 56,649 ZAR 990,000 Morgan Stanley & Co. International plc 04/17/23 1,110
USD 345,947 NOK 3,404,461 Bank of America NA 04/20/23 20,535
USD 1,299,692 HKD 10,163,783 BNP Paribas SA 05/16/23 2,125
BRL 873,006 USD 165,341 HSBC Bank plc 06/02/23 5,031
BRL 426,000 USD 80,000 Citibank NA 06/14/23 2,941
COP 338,240,000 USD 70,000 Deutsche Bank AG 06/14/23 1,571
CZK 1,761,993 USD 80,000 Deutsche Bank AG 06/14/23 1,123
INR 4,470,000 USD 54,182 Citibank NA 06/14/23 36
THB 4,684,085 USD 135,000 BNP Paribas SA 06/14/23 2,996
THB 1,560,825 USD 45,000 HSBC Bank plc 06/14/23 983
USD 36,931 COP 174,316,137 Goldman Sachs International 06/14/23 42
ZAR 3,501,657 USD 192,424 Citibank NA 06/14/23 2,999
BRL 691,128 USD 132,705 Citibank NA 06/15/23 1,829
BRL 3,711,867 USD 711,286 Goldman Sachs International 06/15/23 11,263
CHF 2,336,891 USD 2,572,960 UBS AG 06/15/23 1,560
DKK 3,855,350 USD 557,087 HSBC Bank plc 06/15/23 6,930
EUR 4,065,347 USD 4,372,179 UBS AG 06/15/23 55,077
GBP 253,766 EUR 286,245 JPMorgan Chase Bank NA 06/15/23 1,776
GBP 382,565 USD 463,967 JPMorgan Chase Bank NA 06/15/23 8,655
HUF 56,258,710 USD 151,329 Morgan Stanley & Co. International plc 06/15/23 5,569
JPY 1,364,190,808 USD 10,297,334 JPMorgan Chase Bank NA 06/15/23 88,560

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 21,928,151 USD 1,169,994 Barclays Bank plc 06/15/23 $ 29,575
MXN 2,075,226 USD 110,743 Goldman Sachs International 06/15/23 2,781
NZD 128,478 USD 79,272 Deutsche Bank AG 06/15/23 1,065
PLN 967,506 USD 213,991 Goldman Sachs International 06/15/23 9,135
SGD 381,729 USD 284,193 Citibank NA 06/15/23 3,326
USD 468,705 INR 38,637,002 Citibank NA 06/15/23 92
ZAR 7,338,287 USD 398,761 JPMorgan Chase Bank NA 06/15/23 10,742
BRL 946,630 USD 177,023 HSBC Bank plc 06/21/23 7,031
COP 852,862,080 USD 176,576 Morgan Stanley & Co. International plc 06/21/23 3,639
HUF 64,222,752 USD 174,979 Bank of America NA 06/21/23 3,823
MXN 3,328,812 USD 176,773 Citibank NA 06/21/23 5,115
MXN 7,060,574 USD 371,357 Deutsche Bank AG 06/21/23 14,436
USD 302,300 EUR 276,592 Bank of America NA 06/21/23 985
USD 181,164 EUR 166,276 UBS AG 06/21/23 26
USD 182,536 TWD 5,482,469 HSBC Bank plc 06/21/23 1,462
USD 2,873,997 JPY 376,700,000 BNP Paribas SA 06/26/23 1,380
339,985
INR 4,530,000 USD 55,508 Citibank NA 04/17/23 (393)
CAD 1,416,984 USD 1,055,000 Citibank NA 04/20/23 (6,309)
JPY 129,241,775 EUR 935,620 Bank of America NA 04/20/23 (39,730)
AUD 3,409,760 USD 2,374,489 HSBC Bank plc 05/16/23 (91,731)
NOK 6,854,758 CHF 619,833 HSBC Bank plc 05/16/23 (24,575)
KRW 737,856,471 USD 580,053 Citibank NA 05/17/23 (13,798)
KRW 284,580,000 USD 220,417 JPMorgan Chase Bank NA 06/14/23 (1,653)
USD 69,055 COP 333,727,848 Citibank NA 06/14/23 (1,561)
USD 88,268 CZK 1,946,395 Barclays Bank plc 06/14/23 (1,345)
USD 73,158 CZK 1,621,284 Morgan Stanley & Co. International plc 06/14/23 (1,487)
USD 63,340 IDR 948,572,456 BNP Paribas SA 06/14/23 (61)
USD 50,413 IDR 760,883,747 Deutsche Bank AG 06/14/23 (443)
USD 67,186 IDR 1,021,567,567 JPMorgan Chase Bank NA 06/14/23 (1,094)
USD 207,991 MXN 3,883,436 Bank of America NA 06/14/23 (4,492)
USD 154,279 MXN 2,901,319 Deutsche Bank AG 06/14/23 (4,467)
USD 180,000 MXN 3,358,710 Goldman Sachs International 06/14/23 (3,772)
USD 63,846 ZAR 1,145,326 Barclays Bank plc 06/14/23 (73)
USD 110,181 ZAR 2,039,365 Goldman Sachs International 06/14/23 (3,633)
USD 32,820 ZAR 603,209 Morgan Stanley & Co. International plc 06/14/23 (844)
USD 698,179 CNY 4,793,859 UBS AG 06/15/23 (3,487)
USD 206,688 SEK 2,184,818 JPMorgan Chase Bank NA 06/15/23 (4,627)
USD 137,372 BRL 735,352 Barclays Bank plc 06/21/23 (5,603)
USD 137,994 BRL 725,986 Citibank NA 06/21/23 (3,160)
USD 68,740 BRL 370,487 JPMorgan Chase Bank NA 06/21/23 (3,294)
USD 181,119 CNY 1,237,459 Goldman Sachs International 06/21/23 (95)
USD 355,704 EUR 328,572 Citibank NA 06/21/23 (2,237)
USD 522,360 EUR 483,521 Deutsche Bank AG 06/21/23 (4,380)
USD 338,638 EUR 312,890 HSBC Bank plc 06/21/23 (2,219)
USD 338,345 EUR 317,000 JPMorgan Chase Bank NA 06/21/23 (6,990)
USD 181,193 GBP 147,307 JPMorgan Chase Bank NA 06/21/23 (808)
USD 137,372 MXN 2,644,274 Citibank NA 06/21/23 (7,112)
USD 206,734 MXN 3,915,119 Goldman Sachs International 06/21/23 (7,190)
(252,663)
$ 87,322

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap ..... 0.07%
Goldman Sachs
International 09/27/23 USD 9,146 $ 11,832 $ 16,005 $ (4,173)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EURO STOXX 50 Index Down and In Citibank NA 59 04/21/23 EUR 4,100.00 EUR 3,971.00 EUR 255 $ 123
EUR Currency Up and Out HSBC Bank plc — 06/27/23 USD 1.09 USD 1.10 EUR 296 1,227
1,350
Put
GBP Currency One-Touch
JPMorgan Chase
Bank NA — 05/11/23 USD 1.00 USD 1.00 GBP 32 $ 6
$ 1,356
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 59 04/06/23 USD 407.00 USD 2,415 $ 27,406
CBOE Volatility Index ......................... 8 04/19/23 USD 32.00 USD 15 208
CBOE Volatility Index ......................... 12 04/19/23 USD 35.00 USD 22 216
Advanced Micro Devices, Inc. ................... 5 04/21/23 USD 95.00 USD 49 2,963
Advanced Micro Devices, Inc. ................... 13 04/21/23 USD 85.00 USD 127 18,038
Advanced Micro Devices, Inc. ................... 16 04/21/23 USD 90.00 USD 157 15,280
Alphabet, Inc. .............................. 19 04/21/23 USD 95.00 USD 198 18,430
Apple, Inc. ................................ 15 04/21/23 USD 155.00 USD 247 16,350
Bank of America Corp. ........................ 12 04/21/23 USD 36.00 USD 34 18
BNP Paribas SA ............................ 8 04/21/23 EUR 66.00 EUR 44 43
Bunge Ltd. ................................ 3 04/21/23 USD 100.00 USD 29 240
Bunge Ltd. ................................ 3 04/21/23 USD 110.00 USD 29 45
Charles Schwab Corp. (The) .................... 9 04/21/23 USD 82.50 USD 47 50
Chubb Ltd. ................................ 2 04/21/23 USD 220.00 USD 39 115
Constellation Brands, Inc. ...................... 13 04/21/23 USD 240.00 USD 294 1,625
Costco Wholesale Corp. ....................... 1 04/21/23 USD 500.00 USD 50 848
Deere & Co. ............................... 1 04/21/23 USD 440.00 USD 41 107
EOG Resources, Inc. ......................... 12 04/21/23 USD 157.50 USD 138 180
EURO STOXX 50 Index ....................... 6 04/21/23 EUR 4,400.00 EUR 259 1,698
Freeport-McMoRan, Inc. ....................... 33 04/21/23 USD 45.00 USD 135 1,139
Intuit, Inc. ................................. 4 04/21/23 USD 430.00 USD 178 9,100
Invesco QQQ Trust 1 ......................... 21 04/21/23 USD 320.00 USD 674 15,540
Lowe's Cos., Inc. ............................ 4 04/21/23 USD 230.00 USD 80 30
Mastercard , Inc. ............................ 2 04/21/23 USD 370.00 USD 73 795
Microsoft Corp. ............................. 3 04/21/23 USD 260.00 USD 86 8,678
Microsoft Corp. ............................. 7 04/21/23 USD 280.00 USD 202 8,470
Morgan Stanley ............................. 2 04/21/23 USD 100.00 USD 18 19
NextEra Energy, Inc. ......................... 9 04/21/23 USD 75.00 USD 69 3,060
Nice Ltd. ................................. 2 04/21/23 USD 220.00 USD 46 2,350
Northrop Grumman Corp. ...................... 1 04/21/23 USD 490.00 USD 46 73
Rockwell Automation, Inc. ...................... 3 04/21/23 USD 290.00 USD 88 2,880
Shell plc .................................. 17 04/21/23 USD 62.50 USD 98 255
Shell plc .................................. 26 04/21/23 USD 60.00 USD 150 1,300
SPDR S&P 500 ETF Trust ...................... 18 04/21/23 USD 405.00 USD 737 17,685
Starbucks Corp. ............................ 3 04/21/23 USD 105.00 USD 31 551
Tesla, Inc. ................................. 6 04/21/23 USD 175.00 USD 124 21,240
Union Pacific Corp. .......................... 4 04/21/23 USD 220.00 USD 81 130
Walmart, Inc. .............................. 2 04/21/23 USD 145.00 USD 29 845

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walt Disney Co. (The) ........................ 6 04/21/23 USD 105.00 USD 60 $ 510
Wells Fargo & Co. ........................... 8 04/21/23 USD 50.00 USD 30 12
Xtrackers Harvest CSI 300 China A-Shares ETF ....... 90 04/21/23 USD 32.00 USD 265 495
Xtrackers Harvest CSI 300 China A-Shares ETF ....... 139 04/21/23 USD 33.00 USD 410 626
Invesco QQQ Trust 1 ......................... 22 04/28/23 USD 310.00 USD 706 34,661
3-mo. SOFR Interest Futures .................... 19 05/12/23 USD 96.00 USD 4,750 26,125
Advanced Micro Devices, Inc. ................... 14 05/19/23 USD 105.00 USD 137 6,055
Alphabet, Inc. .............................. 8 05/19/23 USD 100.00 USD 83 6,340
Amazon.com, Inc. ........................... 8 05/19/23 USD 100.00 USD 83 6,620
Apple, Inc. ................................ 7 05/19/23 USD 160.00 USD 115 6,808
Apple, Inc. ................................ 8 05/19/23 USD 170.00 USD 132 3,240
Charles Schwab Corp. (The) .................... 17 05/19/23 USD 70.00 USD 89 349
ConocoPhillips ............................. 12 05/19/23 USD 110.00 USD 119 1,692
ConocoPhillips ............................. 31 05/19/23 USD 120.00 USD 308 930
Delta Air Lines, Inc. .......................... 39 05/19/23 USD 35.00 USD 136 7,469
EURO STOXX 50 Index ....................... 4 05/19/23 EUR 4,100.00 EUR 173 9,643
EURO STOXX Banks Price Index ................. 23 05/19/23 EUR 102.00 EUR 120 4,661
General Dynamics Corp. ....................... 5 05/19/23 USD 230.00 USD 114 2,975
Invesco QQQ Trust 1 ......................... 18 05/19/23 USD 325.00 USD 578 17,001
Lockheed Martin Corp. ........................ 3 05/19/23 USD 500.00 USD 142 1,290
Mercedes-Benz Group AG ..................... 21 05/19/23 EUR 76.00 EUR 149 1,537
Microsoft Corp. ............................. 4 05/19/23 USD 270.00 USD 115 9,780
Nestle SA ................................. 23 05/19/23 CHF 110.00 CHF 256 5,857
NIKE, Inc. ................................. 10 05/19/23 USD 125.00 USD 123 3,775
Northrop Grumman Corp. ...................... 1 05/19/23 USD 500.00 USD 46 338
NVIDIA Corp. .............................. 5 05/19/23 USD 295.00 USD 139 5,463
Salesforce, Inc. ............................. 5 05/19/23 USD 200.00 USD 100 4,650
SPDR Gold Shares
(a)
......................... 159 05/19/23 USD 195.00 USD 2,913 22,101
Tesla, Inc. ................................. 12 05/19/23 USD 180.00 USD 249 42,840
United Airlines Holdings, Inc. .................... 19 05/19/23 USD 45.00 USD 84 4,912
Alphabet, Inc. .............................. 12 06/16/23 USD 110.00 USD 125 4,800
Charles Schwab Corp. (The) .................... 20 06/16/23 USD 65.00 USD 105 1,660
CVS Health Corp. ........................... 4 06/16/23 USD 85.00 USD 30 146
Delta Air Lines, Inc. .......................... 25 06/16/23 USD 35.00 USD 87 6,075
Health Care Select Sector SPDR Fund ............. 12 06/16/23 USD 138.00 USD 155 804
Intel Corp. ................................ 3 06/16/23 USD 42.50 USD 10 54
Intel Corp. ................................ 5 06/16/23 USD 40.00 USD 16 175
Intuit, Inc. ................................. 5 06/16/23 USD 440.00 USD 223 16,725
JPMorgan Chase & Co. ....................... 16 06/16/23 USD 135.00 USD 208 6,640
Lions Gate Entertainment Corp. .................. 2 06/16/23 USD 12.50 USD 2 100
Lions Gate Entertainment Corp. .................. 3 06/16/23 USD 10.00 USD 3 420
Salesforce, Inc. ............................. 5 06/16/23 USD 200.00 USD 100 6,800
Uber Technologies, Inc. ....................... 42 06/16/23 USD 40.00 USD 133 1,785
United Airlines Holdings, Inc. .................... 25 06/16/23 USD 46.00 USD 111 7,013
Walt Disney Co. (The) ........................ 12 06/16/23 USD 105.00 USD 120 4,740
Waste Management, Inc. ...................... 12 06/16/23 USD 165.00 USD 196 6,180
Kroger Co. (The) ............................ 23 07/21/23 USD 50.00 USD 114 5,670
Tesla, Inc. ................................. 7 08/18/23 USD 210.00 USD 145 20,825
527,367
Put
SPDR S&P 500 ETF Trust ...................... 5 04/06/23 USD 380.00 USD 205 28
3-mo. SOFR Interest Futures .................... 22 04/14/23 USD 95.00 USD 5,500 2,750
3-mo. SOFR Interest Futures .................... 25 04/14/23 USD 95.81 USD 6,250 625
Ally Financial, Inc. ........................... 2 04/21/23 USD 13.00 USD 5 25
Carnival Corp. .............................. 8 04/21/23 USD 7.50 USD 8 36
Caterpillar, Inc. ............................. 3 04/21/23 USD 200.00 USD 69 125
FedEx Corp. ............................... 2 04/21/23 USD 175.00 USD 46 16
Ford Motor Co. ............................. 10 04/21/23 USD 11.00 USD 13 55
Frontier Communications Parent, Inc. .............. 4 04/21/23 USD 20.00 USD 9 70
Invesco Senior Loan ETF ...................... 13 04/21/23 USD 19.00 USD 27 130
iShares iBoxx $ High Yield Corporate Bond ETF ....... 73 04/21/23 USD 73.00 USD 552 1,606
iShares iBoxx $ High Yield Corporate Bond ETF ....... 204 04/21/23 USD 72.00 USD 1,541 2,448

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 91 04/21/23 USD 105.00 USD 997 $ 1,229
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 142 04/21/23 USD 104.00 USD 1,556 1,420
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 6 04/21/23 USD 81.00 USD 52 48
iShares Preferred & Income Securities ETF .......... 7 04/21/23 USD 30.00 USD 22 123
iShares Russell 2000 ETF ...................... 3 04/21/23 USD 165.00 USD 54 191
iShares Russell 2000 ETF ...................... 40 04/21/23 USD 155.00 USD 714 740
Lloyds Banking Group plc ...................... 123 04/21/23 GBP 0.50 GBP 59 5,880
Owl Rock Capital Corp. ....................... 8 04/21/23 USD 10.00 USD 10 60
Prologis, Inc. ............................... 5 04/21/23 USD 105.00 USD 62 100
PulteGroup, Inc. ............................ 17 04/21/23 USD 50.00 USD 99 255
Sabre Corp. ............................... 10 04/21/23 USD 4.00 USD 4 150
SPDR EURO STOXX 50 ETF ................... 5 04/21/23 USD 40.00 USD 22 48
SPDR S&P 500 ETF Trust ...................... 33 04/21/23 USD 363.00 USD 1,351 1,040
SPDR S&P Regional Banking ETF ................ 62 04/21/23 USD 45.00 USD 272 16,089
Boston Properties, Inc. ........................ 5 05/19/23 USD 35.00 USD 27 188
Caterpillar, Inc. ............................. 5 05/19/23 USD 175.00 USD 114 295
ConocoPhillips ............................. 16 05/19/23 USD 100.00 USD 159 8,680
iShares iBoxx $ High Yield Corporate Bond ETF ....... 55 05/19/23 USD 72.00 USD 416 2,338
iShares Preferred & Income Securities ETF .......... 14 05/19/23 USD 26.00 USD 44 175
iShares Russell 2000 ETF ...................... 41 05/19/23 USD 168.00 USD 731 9,615
U.S. Treasury 5 Year Note ...................... 1 05/26/23 USD 106.50 USD 100 133
Ally Financial, Inc. ........................... 4 06/16/23 USD 15.00 USD 10 180
American Airlines Group, Inc. .................... 7 06/16/23 USD 11.00 USD 10 151
FedEx Corp. ............................... 1 06/16/23 USD 165.00 USD 23 64
Ford Motor Co. ............................. 6 06/16/23 USD 10.00 USD 8 117
Invesco Senior Loan ETF ...................... 19 06/16/23 USD 19.00 USD 40 333
iShares iBoxx $ High Yield Corporate Bond ETF ....... 5 06/16/23 USD 70.00 USD 38 203
iShares iBoxx $ High Yield Corporate Bond ETF ....... 9 06/16/23 USD 66.00 USD 68 131
iShares iBoxx $ High Yield Corporate Bond ETF ....... 17 06/16/23 USD 67.00 USD 128 306
Sabre Corp. ............................... 4 06/16/23 USD 3.00 USD 2 56
Uniti Group, Inc. ............................ 1 06/16/23 USD 4.00 USD — 88
Pitney Bowes, Inc. ........................... 4 07/21/23 USD 3.00 USD 2 60
Frontier Communications Parent, Inc. .............. 3 08/18/23 USD 20.00 USD 7 315
Air Transport Services Group, Inc. ................ 1 09/15/23 USD 15.00 USD 2 35
3-mo. SOFR Interest Futures .................... 15 03/15/24 USD 95.75 USD 3,750 17,625
76,375
$ 603,742
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
ING Groep NV .......... Goldman Sachs International 487 05/19/23 EUR 11.50 EUR 5 $ 1,310
USD Currency ........... Bank of America NA — 07/13/23 CNH 7.40 USD 721 646
TOPIX Bank Index ........ BNP Paribas SA 29,064 07/14/23 JPY 218.87 JPY 5,464 674
TOPIX Bank Index ........ Goldman Sachs International 48,422 07/14/23 JPY 226.71 JPY 9,103 776
TOPIX Bank Index ........ JPMorgan Chase Bank NA 19,396 07/14/23 JPY 227.60 JPY 3,646 298
3,704
Put
Financial Select Sector SPDR
Fund ............... Citibank NA 197 04/21/23 USD 29.00 USD 6 513
USD Currency ........... Deutsche Bank AG — 05/04/23 MXN 18.00 USD 294 2,922
USD Currency ........... Bank of America NA — 05/25/23 MXN 18.25 USD 1,094 21,392
USD Currency ........... Bank of America NA — 05/29/23 JPY 130.00 USD 742 10,494
35,321
$ 39,025

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.342 ............ Citibank NA 30,361 04/21/23 USD 111,945 $ 694
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.330 ............ Citibank NA 30,361 05/19/23 USD 111,945 1,743
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 4.987 ............ Citibank NA 29,901 05/19/23 USD 115,060 414
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 5.087 ............ Citibank NA 29,901 05/19/23 USD 115,060 273
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 4.921 ............ Citibank NA 29,901 06/16/23 USD 115,060 789
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 5.021 ............ Citibank NA 29,901 06/16/23 USD 115,060 613
$ 4,526
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly BNP Paribas SA 04/19/23 USD 94.00 USD 110 $ 34
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Deutsche Bank AG 06/21/23 USD 94.00 USD 75 357
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 37.V2 Quarterly
Morgan Stanley & Co.
International plc 04/19/23 USD 94.00 USD 110 8
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly Barclays Bank plc 05/17/23 USD 95.00 USD 115 377
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 04/19/23 USD 97.00 USD 115 134
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 04/19/23 USD 99.00 USD 115 365
$ 1,275
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual
Goldman Sachs
International 08/07/23 2.85 % USD 749 $ 10,048
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.10% Annual
Goldman Sachs
International 08/22/23 3.10 USD 2,193 23,098
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.25% Annual
Goldman Sachs
International 09/05/23 3.25 USD 4,325 54,184

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.81% Semi-Annual
Morgan Stanley & Co.
International plc 09/21/23 2.81 % USD 546 $ 8,570
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.80% Semi-Annual
Morgan Stanley & Co.
International plc 09/22/23 2.80 USD 234 3,623
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual Citibank NA 10/24/23 3.05 USD 853 22,370
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.90% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 2.90 USD 853 18,039
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.82% Semi-Annual
Goldman Sachs
International 11/07/23 2.82 USD 354 6,763
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual Citibank NA 11/14/23 2.85 USD 274 13,547
160,242
Put
1-Year Interest Rate Swap
(a)
. 2.47% At Termination 1-day SONIA At Termination
Goldman Sachs
International 04/03/23 2.47 GBP 3,719 91,379
10-Year Interest Rate Swap
(a)
3.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/03/23 3.80 USD 737 —
1-Year Interest Rate Swap
(a)
. 1.00% Annual 6-mo. EURIBOR Semi-Annual
Goldman Sachs
International 05/02/23 1.00 EUR 5,265 144,508
10-Year Interest Rate Swap
(a)
4.55% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 4.55 USD 853 2,036
10-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 4.40 USD 853 2,774
10-Year Interest Rate Swap
(a)
4.82% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 4.82 USD 354 611
241,308
$ 401,550
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 0.57 % Goldman Sachs International 09/27/23 USD 9,146 $ (3,461) $ (4,697) $ 1,236
5Y-30Y CMS Index Cap .... (0.68) Goldman Sachs International 09/27/23 USD 9,146 (7,890) (9,146) 1,256
$ (11,351) $ (13,843) $ 2,492
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ....................... 59 04/06/23 USD 414.00 USD 2,415 $ (6,638)
CBOE Volatility Index .......................... 8 04/19/23 USD 45.00 USD 15 (68)
CBOE Volatility Index .......................... 12 04/19/23 USD 50.00 USD 22 (78)
Advanced Micro Devices, Inc. .................... 19 04/21/23 USD 110.00 USD 186 (1,159)
Advanced Micro Devices, Inc. .................... 24 04/21/23 USD 105.00 USD 235 (3,528)
Alphabet, Inc. ............................... 19 04/21/23 USD 105.00 USD 198 (4,579)
Bank of America Corp. ......................... 12 04/21/23 USD 40.00 USD 34 (12)
Charles Schwab Corp. (The) ..................... 9 04/21/23 USD 90.00 USD 47 (23)
Chubb Ltd. ................................. 2 04/21/23 USD 240.00 USD 39 (960)
Constellation Brands, Inc. ....................... 3 04/21/23 USD 260.00 USD 68 (165)
EOG Resources, Inc. .......................... 12 04/21/23 USD 177.50 USD 138 (120)
Freeport-McMoRan, Inc. ........................ 33 04/21/23 USD 50.00 USD 135 (116)
Invesco QQQ Trust 1 .......................... 21 04/21/23 USD 335.00 USD 674 (3,066)
Lloyds Banking Group plc ....................... 123 04/21/23 GBP 0.58 GBP 59 (379)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Mastercard , Inc. ............................. 2 04/21/23 USD 400.00 USD 73 $ (24)
Morgan Stanley .............................. 2 04/21/23 USD 110.00 USD 18 (5)
NextEra Energy, Inc. .......................... 9 04/21/23 USD 80.00 USD 69 (675)
Nice Ltd. .................................. 2 04/21/23 USD 240.00 USD 46 (375)
Northrop Grumman Corp. ....................... 1 04/21/23 USD 540.00 USD 46 (430)
NVIDIA Corp. ............................... 2 04/21/23 USD 260.00 USD 56 (4,550)
Schlumberger NV ............................ 12 04/21/23 USD 57.50 USD 59 (144)
SPDR S&P 500 ETF Trust ....................... 18 04/21/23 USD 415.00 USD 737 (7,272)
Starbucks Corp. ............................. 3 04/21/23 USD 115.00 USD 31 (32)
Tesla, Inc. .................................. 6 04/21/23 USD 208.33 USD 124 (7,380)
Wells Fargo & Co. ............................ 8 04/21/23 USD 55.00 USD 30 (8)
Xtrackers Harvest CSI 300 China A-Shares ETF ........ 90 04/21/23 USD 35.00 USD 265 (270)
Xtrackers Harvest CSI 300 China A-Shares ETF ........ 139 04/21/23 USD 37.00 USD 410 (834)
3-mo. SOFR Interest Futures ..................... 19 05/12/23 USD 96.50 USD 4,750 (12,944)
Advanced Micro Devices, Inc. .................... 14 05/19/23 USD 120.00 USD 137 (1,540)
Alphabet, Inc. ............................... 8 05/19/23 USD 110.00 USD 83 (2,348)
Alphabet, Inc. ............................... 16 05/19/23 USD 115.00 USD 166 (2,496)
Amazon.com, Inc. ............................ 8 05/19/23 USD 110.00 USD 83 (2,720)
Apple, Inc. ................................. 7 05/19/23 USD 175.00 USD 115 (1,565)
Bank of America Corp. ......................... 25 05/19/23 USD 31.00 USD 72 (1,213)
CF Industries Holdings, Inc. ...................... 11 05/19/23 USD 80.00 USD 80 (1,568)
Charles Schwab Corp. (The) ..................... 33 05/19/23 USD 80.00 USD 173 (182)
ConocoPhillips .............................. 10 05/19/23 USD 140.00 USD 99 (40)
ConocoPhillips .............................. 12 05/19/23 USD 125.00 USD 119 (198)
Dexcom , Inc. ............................... 6 05/19/23 USD 130.00 USD 70 (1,545)
EQT Corp. ................................. 21 05/19/23 USD 35.00 USD 67 (2,541)
Freeport-McMoRan, Inc. ........................ 16 05/19/23 USD 42.00 USD 65 (3,376)
Invesco QQQ Trust 1 .......................... 18 05/19/23 USD 340.00 USD 578 (6,156)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 55 05/19/23 USD 76.00 USD 416 (3,603)
Marathon Oil Corp. ........................... 25 05/19/23 USD 26.00 USD 60 (1,788)
Mercedes-Benz Group AG ...................... 21 05/19/23 EUR 82.00 EUR 149 (182)
Microsoft Corp. .............................. 4 05/19/23 USD 290.00 USD 115 (4,590)
Microsoft Corp. .............................. 8 05/19/23 USD 305.00 USD 231 (4,000)
Nestle SA .................................. 23 05/19/23 CHF 116.00 CHF 256 (943)
NVIDIA Corp. ............................... 5 05/19/23 USD 330.00 USD 139 (1,425)
SPDR Gold Shares
(a)
.......................... 159 05/19/23 USD 205.00 USD 2,913 (7,791)
Starbucks Corp. ............................. 7 05/19/23 USD 105.00 USD 73 (2,765)
Tesla, Inc. .................................. 12 05/19/23 USD 210.00 USD 249 (20,700)
Alphabet, Inc. ............................... 12 06/16/23 USD 125.00 USD 125 (1,242)
Charles Schwab Corp. (The) ..................... 20 06/16/23 USD 75.00 USD 105 (420)
CVS Health Corp. ............................ 4 06/16/23 USD 95.00 USD 30 (34)
Delta Air Lines, Inc. ........................... 25 06/16/23 USD 40.00 USD 87 (1,563)
Dexcom , Inc. ............................... 6 06/16/23 USD 130.00 USD 70 (2,280)
Hilton Worldwide Holdings, Inc. ................... 4 06/16/23 USD 155.00 USD 56 (920)
Intuit, Inc. .................................. 5 06/16/23 USD 470.00 USD 223 (9,400)
JPMorgan Chase & Co. ........................ 16 06/16/23 USD 150.00 USD 208 (1,072)
Salesforce, Inc. .............................. 5 06/16/23 USD 230.00 USD 100 (1,550)
United Airlines Holdings, Inc. ..................... 25 06/16/23 USD 52.50 USD 111 (2,225)
United Parcel Service, Inc. ...................... 5 06/16/23 USD 210.00 USD 97 (1,408)
Walt Disney Co. (The) ......................... 12 06/16/23 USD 115.00 USD 120 (1,464)
Tesla, Inc. .................................. 7 08/18/23 USD 260.00 USD 145 (8,943)
SPDR S&P 500 ETF Trust ....................... 5 12/15/23 USD 420.00 USD 205 (12,770)
(176,400)
Put
SPDR S&P 500 ETF Trust ....................... 5 04/06/23 USD 365.00 USD 205 (15)
3-mo. SOFR Interest Futures ..................... 33 04/14/23 USD 94.50 USD 8,250 (206)
3-mo. SOFR Interest Futures ..................... 33 04/14/23 USD 95.13 USD 8,250 (206)
Apple, Inc. ................................. 7 04/21/23 USD 140.00 USD 115 (102)
Apple, Inc. ................................. 12 04/21/23 USD 135.00 USD 198 (114)
BNP Paribas SA ............................. 8 04/21/23 EUR 60.00 EUR 44 (4,247)
Caterpillar, Inc. .............................. 3 04/21/23 USD 175.00 USD 69 (108)
Constellation Brands, Inc. ....................... 12 04/21/23 USD 200.00 USD 271 (930)
EOG Resources, Inc. .......................... 8 04/21/23 USD 112.50 USD 92 (2,160)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EURO STOXX 50 Index ........................ 6 04/21/23 EUR 3,900.00 EUR 259 $ (452)
FedEx Corp. ................................ 2 04/21/23 USD 150.00 USD 46 (20)
Freeport-McMoRan, Inc. ........................ 25 04/21/23 USD 38.00 USD 102 (1,575)
Intuit, Inc. .................................. 3 04/21/23 USD 360.00 USD 134 (158)
Invesco QQQ Trust 1 .......................... 63 04/21/23 USD 280.00 USD 2,022 (2,016)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 68 04/21/23 USD 69.00 USD 514 (476)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 91 04/21/23 USD 101.00 USD 997 (455)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 142 04/21/23 USD 100.00 USD 1,556 (568)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 6 04/21/23 USD 76.00 USD 52 (198)
iShares Russell 2000 ETF ....................... 3 04/21/23 USD 145.00 USD 54 (23)
Lloyds Banking Group plc ....................... 123 04/21/23 GBP 0.44 GBP 59 (759)
Lowe's Cos., Inc. ............................. 3 04/21/23 USD 190.00 USD 60 (402)
Microsoft Corp. .............................. 5 04/21/23 USD 230.00 USD 144 (95)
Prologis, Inc. ................................ 5 04/21/23 USD 90.00 USD 62 (100)
PulteGroup, Inc. ............................. 17 04/21/23 USD 40.00 USD 99 (85)
SPDR EURO STOXX 50 ETF .................... 5 04/21/23 USD 35.00 USD 22 (60)
SPDR S&P 500 ETF Trust ....................... 9 04/21/23 USD 365.00 USD 368 (311)
SPDR S&P 500 ETF Trust ....................... 19 04/21/23 USD 372.00 USD 778 (922)
SPDR S&P 500 ETF Trust ....................... 33 04/21/23 USD 345.00 USD 1,351 (512)
SPDR S&P Regional Banking ETF ................. 62 04/21/23 USD 40.00 USD 272 (4,588)
Union Pacific Corp. ........................... 3 04/21/23 USD 195.00 USD 60 (765)
Invesco QQQ Trust 1 .......................... 11 04/28/23 USD 280.00 USD 353 (627)
3-mo. SOFR Interest Futures ..................... 9 05/12/23 USD 95.25 USD 2,250 (225)
Advanced Micro Devices, Inc. .................... 14 05/19/23 USD 85.00 USD 137 (3,234)
Alphabet, Inc. ............................... 3 05/19/23 USD 85.00 USD 31 (201)
Amazon.com, Inc. ............................ 3 05/19/23 USD 85.00 USD 31 (299)
Apple, Inc. ................................. 2 05/19/23 USD 140.00 USD 33 (183)
Apple, Inc. ................................. 8 05/19/23 USD 145.00 USD 132 (1,080)
Caterpillar, Inc. .............................. 5 05/19/23 USD 140.00 USD 114 (150)
ConocoPhillips .............................. 14 05/19/23 USD 85.00 USD 139 (1,512)
ConocoPhillips .............................. 38 05/19/23 USD 90.00 USD 377 (7,182)
Delta Air Lines, Inc. ........................... 39 05/19/23 USD 27.00 USD 136 (702)
EURO STOXX Banks Price Index .................. 23 05/19/23 EUR 90.00 EUR 120 (1,827)
Invesco QQQ Trust 1 .......................... 18 05/19/23 USD 275.00 USD 578 (2,286)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 55 05/19/23 USD 68.00 USD 416 (605)
iShares Russell 2000 ETF ....................... 21 05/19/23 USD 152.00 USD 375 (1,323)
iShares Russell 2000 ETF ....................... 41 05/19/23 USD 160.00 USD 731 (4,982)
Lockheed Martin Corp. ......................... 3 05/19/23 USD 420.00 USD 142 (630)
Microsoft Corp. .............................. 2 05/19/23 USD 240.00 USD 58 (262)
Nice Ltd. .................................. 3 05/19/23 USD 175.00 USD 69 (1,440)
NIKE, Inc. .................................. 10 05/19/23 USD 105.00 USD 123 (620)
Northrop Grumman Corp. ....................... 1 05/19/23 USD 400.00 USD 46 (270)
NVIDIA Corp. ............................... 5 05/19/23 USD 220.00 USD 139 (1,268)
Starbucks Corp. ............................. 7 05/19/23 USD 90.00 USD 73 (536)
Tesla, Inc. .................................. 8 05/19/23 USD 120.00 USD 166 (508)
United Airlines Holdings, Inc. ..................... 19 05/19/23 USD 38.00 USD 84 (1,587)
Alphabet, Inc. ............................... 12 06/16/23 USD 90.00 USD 125 (2,028)
Charles Schwab Corp. (The) ..................... 10 06/16/23 USD 40.00 USD 52 (1,215)
Delta Air Lines, Inc. ........................... 25 06/16/23 USD 27.00 USD 87 (825)
FedEx Corp. ................................ 1 06/16/23 USD 140.00 USD 23 (14)
Health Care Select Sector SPDR Fund .............. 12 06/16/23 USD 120.00 USD 155 (1,224)
JPMorgan Chase & Co. ........................ 8 06/16/23 USD 100.00 USD 104 (540)
Salesforce, Inc. .............................. 5 06/16/23 USD 160.00 USD 100 (960)
Uber Technologies, Inc. ........................ 42 06/16/23 USD 30.00 USD 133 (7,602)
United Airlines Holdings, Inc. ..................... 25 06/16/23 USD 36.00 USD 111 (2,200)
Walt Disney Co. (The) ......................... 12 06/16/23 USD 80.00 USD 120 (936)
Waste Management, Inc. ....................... 12 06/16/23 USD 150.00 USD 196 (2,010)
Kroger Co. (The) ............................. 23 07/21/23 USD 40.00 USD 114 (771)
Tesla, Inc. .................................. 3 08/18/23 USD 135.00 USD 62 (1,455)
3-mo. SOFR Interest Futures ..................... 23 03/15/24 USD 94.75 USD 5,750 (8,625)
(86,572)
$ (262,972)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
ING Groep NV ............. Goldman Sachs International 448 05/19/23 EUR 12.50 EUR 5 $ (307)
USD Currency .............. HSBC Bank plc — 06/14/23 TWD 30.58 USD 183 (1,763)
USD Currency .............. Goldman Sachs International — 06/19/23 CNH 6.88 USD 181 (1,587)
(3,657)
Put
ING Groep NV ............. Goldman Sachs International 622 05/19/23 EUR 9.00 EUR 7 (1,061)
USD Currency .............. Bank of America NA — 05/25/23 MXN 17.75 USD 1,458 (10,165)
USD Currency .............. Bank of America NA — 05/29/23 JPY 124.00 USD 1,114 (4,606)
USD Currency .............. HSBC Bank plc — 06/14/23 BRL 5.24 USD 177 (7,620)
USD Currency .............. Morgan Stanley & Co. International plc — 06/14/23 COP 4,815.00 USD 177 (7,619)
EUR Currency .............. UBS AG — 06/19/23 USD 1.08 EUR 166 (1,855)
GBP Currency .............. JPMorgan Chase Bank NA — 06/19/23 USD 1.22 GBP 147 (2,140)
USD Currency .............. Bank of America NA — 06/19/23 HUF 362.05 USD 175 (6,625)
USD Currency .............. Citibank NA — 06/19/23 MXN 18.67 USD 177 (6,368)
TOPIX Bank Index ........... BNP Paribas SA 29,064 07/14/23 JPY 175.10 JPY 5,464 (1,486)
TOPIX Bank Index ........... Goldman Sachs International 48,422 07/14/23 JPY 181.37 JPY 9,103 (3,346)
TOPIX Bank Index ........... JPMorgan Chase Bank NA 19,396 07/14/23 JPY 182.08 JPY 3,646 (1,384)
(54,275)
$ (57,932)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 39.V1 5.00 % Quarterly BNP Paribas SA 04/19/23 B+ USD 88.00 USD 110 $ (8)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 37.V2 5.00 Quarterly
Morgan Stanley & Co.
International plc 04/19/23 B+ USD 88.00 USD 110 (4)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 40.V1 5.00 Quarterly Barclays Bank plc 05/17/23 B+ USD 89.00 USD 115 (109)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 39.V1 5.00 Quarterly Barclays Bank plc 04/19/23 B+ USD 94.00 USD 115 (36)
$ (157)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 2.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 05/30/23 2.80 % USD 1,448 $ (5,027)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 05/30/23 3.30 USD 3,573 (6,846)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 06/14/23 2.50 % USD 1,716 $ (3,923)
10-Year Interest Rate Swap
(a)
2.41% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 07/19/23 2.41 USD 1,894 (8,114)
2Yx2Y Interest Rate Swap
(a)
. 2.70% Annual 1-day SOFR Annual
Goldman Sachs
International 08/22/23 2.70 USD 2,193 (14,567)
2Yx2Y Interest Rate Swap
(a)
. 2.95% Annual 1-day SOFR Annual
Goldman Sachs
International 09/05/23 2.95 USD 4,325 (39,794)
2-Year Interest Rate Swap
(a)
. 3.09% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 3.09 USD 3,412 (19,588)
2-Year Interest Rate Swap
(a)
. 2.95% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 2.95 USD 3,412 (17,474)
2-Year Interest Rate Swap
(a)
. 3.26% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 3.26 USD 1,417 (10,328)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 11/14/23 2.75 USD 2,743 (12,250)
10-Year Interest Rate Swap
(a)
2.40% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/14/23 2.40 USD 473 (5,131)
(143,042)
Put
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.22% At Termination
Goldman Sachs
International 04/03/23 3.22 GBP 7,439 (116,775)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/23 3.40 USD 942 (703)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.45% Semi-Annual
Morgan Stanley & Co.
International plc 04/18/23 3.45 USD 926 (2,201)
1-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 1.75% Annual
Goldman Sachs
International 05/02/23 1.75 EUR 10,529 (206,022)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 06/08/23 4.00 USD 1,445 (2,777)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual
Goldman Sachs
International 06/14/23 3.90 USD 1,716 (4,811)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.85% Semi-Annual
JPMorgan Chase
Bank NA 07/03/23 3.85 USD 737 (2,531)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.61% Semi-Annual
Morgan Stanley & Co.
International plc 07/19/23 3.61 USD 1,894 (14,714)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Semi-Annual
Goldman Sachs
International 08/07/23 3.75 USD 937 (6,040)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.75% Annual
Goldman Sachs
International 08/22/23 3.75 USD 1,096 (2,655)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 09/05/23 3.85 USD 2,162 (4,929)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.73% Semi-Annual
Morgan Stanley & Co.
International plc 09/21/23 4.73 USD 5,390 (7,998)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Semi-Annual
Morgan Stanley & Co.
International plc 09/22/23 4.50 USD 2,696 (6,084)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Semi-Annual
Goldman Sachs
International 10/02/23 3.93 USD 926 (5,832)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Semi-Annual Citibank NA 11/14/23 4.75 USD 2,195 (3,549)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.60% Semi-Annual
Morgan Stanley & Co.
International plc 12/14/23 3.60 USD 473 (6,884)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 USD 2,691 (24,416)
(418,921)
$ (561,963)
(a)
Forward settling swaption.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 90 $ (5,428) $ (9,684) $ 4,256
Markit CDX North American High Yield Index
Series 37.V2 ..................... 5.00 Quarterly 12/20/26 USD 7 (215) (192) (23)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 162 (1,938) (220) (1,718)
$ (7,581) $ (10,096) $ 2,515
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V1 .. 5.00 % Quarterly 12/20/27 BB- EUR 332 $ 13,508 $ (10,761) $ 24,269
Markit CDX North American
High Yield Index Series
39.V1 ........... 5.00 Quarterly 12/20/27 B+ USD 89 1,193 (957) 2,150
$ 14,701 $ (11,718) $ 26,419
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 4.40% At Termination N/A 02/13/24 USD 14,221 $ (53,660) $ — $ (53,660)
3.75% At Termination 1-day SOFR At Termination N/A 02/13/24 USD 7,110 71,772 — 71,772
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 5,196 (17,071) — (17,071)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 5,196 (16,599) — (16,599)
1-day SOFR At Termination 4.50% At Termination N/A 03/09/24 USD 6,974 (17,469) — (17,469)
1-day SOFR Annual 2.65% Annual N/A 05/02/24 USD 10,966 (268,361) 1,538 (269,899)
1-day SOFR At Termination 4.46% At Termination 07/12/23
(a)
07/12/24 USD 7,486 4,415 — 4,415
1-day SONIA At Termination 4.26% At Termination 09/06/23
(a)
09/06/24 GBP 1,943 (3,751) — (3,751)
28-day MXIBTIIE Monthly 9.78% Monthly N/A 02/04/25 MXN 21,943 (9,667) — (9,667)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 10,972 (4,727) — (4,727)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 10,972 (4,565) — (4,565)
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 3,793 (114,481) — (114,481)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 3,793 (107,217) — (107,217)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 1,067 44,464 — 44,464
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 7,053 (13,651) — (13,651)
2.72% Annual 1-day SOFR Annual N/A 05/02/25 USD 13,742 394,758 (2,776) 397,534
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 929 (2,975) — (2,975)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 991 (1,452) — (1,452)
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (17,667) — (17,667)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (24,336) — (24,336)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (20,199) — (20,199)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 (12,136) — (12,136)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (19,006) — (19,006)
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 742 8,129 — 8,129
1-day SOFR Annual 2.67% Annual N/A 05/02/27 USD 988 (32,857) (612) (32,245)
1-day SOFR Annual 2.91% Annual N/A 10/06/27 USD 1,885 (50,360) — (50,360)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (1,876) — (1,876)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 $ 180,893 $ — $ 180,893
1-day SOFR Annual 2.65% Annual N/A 05/02/32 USD 6,318 (290,514) 5,274 (295,788)
2.58% Annual 1-day SOFR Annual N/A 05/24/32 USD 1,169 62,536 (1,071) 63,607
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 190 9,873 — 9,873
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 810 15,401 — 15,401
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 388 5,638 — 5,638
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 884 (15,215) — (15,215)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 899 (28,603) — (28,603)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 904 (25,651) — (25,651)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 1,447 (43,180) — (43,180)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 846 (3,229) — (3,229)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 (8,388) — (8,388)
3.24% Annual 1-day SOFR Annual 08/09/23
(a)
08/09/33 USD 458 (4,762) — (4,762)
2.61% Annual 1-day SOFR Annual N/A 05/02/42 USD 143 11,589 333 11,256
2.43% Annual 1-day SOFR Annual N/A 05/02/52 USD 4,377 473,650 (9,482) 483,132
$ 49,493 $ (6,796) $ 56,289
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ (1,239) $ — $ (1,239)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 69 $ (729) $ 854 $ (1,583)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 5 283 410 (127)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 5 209 359 (150)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 5 694 1,164 (470)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 (83) 133 (216)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 (83) 133 (216)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 10 (111) 167 (278)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 10 (176) 131 (307)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 10 (791) (246) (545)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 10 3,141 2,525 616
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 10 3,141 2,457 684
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 1,109 1,107 2
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 USD 5 (387) (258) (129)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 3 125 144 (19)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 3 137 156 (19)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 15 578 695 (117)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 450 721 (271)
Southwest Airlines Co. ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 160 472 (312)
$ – $ – $ –
$ 7,667 $ 11,124 $ (3,457)
$ – $ – $ –

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NRG Energy, Inc. ...... 5.00 % Quarterly Barclays Bank plc 12/20/27 BB USD 5 $ 381 $ 304 $ 77
NRG Energy, Inc. ...... 5.00 Quarterly Citibank NA 12/20/27 BB USD 5 381 314 67
$ 762 $ 618 $ 144
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 12.48% At Termination Barclays Bank plc 07/01/24 BRL 627 $ (48) $ — $ (48)
1-day
BZDIOVER At Termination 12.00% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 508 13 — 13
1-day
BZDIOVER At Termination 12.36% At Termination
Morgan Stanley & Co.
International plc 01/02/25 BRL 197 218 — 218
1-day
BZDIOVER At Termination 12.76% At Termination
Morgan Stanley & Co.
International plc 01/02/25 BRL 731 1,686 — 1,686
1-day
BZDIOVER At Termination 13.15% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,325 12,183 — 12,183
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,323 12,524 — 12,524
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA 01/02/25 BRL 1,748 6,832 — 6,832
1-day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,166 (34,125) — (34,125)
1-day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,362 (36,738) — (36,738)
$ (37,455) $ — $ (37,455)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ... Quarterly
1-day SOFR minus
0.25% Quarterly Citibank NA 06/13/23 USD — $ (44) $ — $ (44)
1-day SOFR minus
1.20% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination
Merrill Lynch International
& Co. 06/16/23 USD 3 6,392 — 6,392
1-day SOFR minus
1.60% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 06/16/23 USD 1 2,378 — 2,378
1-day SOFR minus
1.70% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 2 3,777 — 3,777
1-day SOFR minus
1.75% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 06/16/23 USD 2 4,440 — 4,440

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 2 $ (2,629) $ — $ (2,629)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 2 (2,542) — (2,542)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 2 (2,632) — (2,632)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 06/16/23 USD 3 (4,682) — (4,682)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 06/16/23 USD 2 (2,545) — (2,545)
iShares iBoxx High Yield
Corporate Bond ETF At Termination
1-day SOFR minus
2.20%
At
Termination BNP Paribas SA 06/16/23 USD 2 (3,422) — (3,422)
iShares iBoxx High Yield
Corporate Bond ETF At Termination
1-day SOFR minus
2.50%
At
Termination
Goldman Sachs
International 06/16/23 USD 3 (6,750) — (6,750)
iShares iBoxx High Yield
Corporate Bond ETF Quarterly
1-day SOFR minus
2.50% Quarterly
Goldman Sachs
International 06/16/23 USD 1 (2,108) — (2,108)
iShares iBoxx High Yield
Corporate Bond ETF Quarterly
1-day SOFR minus
2.50% Quarterly
Goldman Sachs
International 06/16/23 USD 2 (4,217) — (4,217)
1-day SOFR minus
1.75% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 06/21/23 USD 1 2,208 — 2,208
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/15/23 USD 63 (32) — (32)
$ (12,408) $ — $ (12,408)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/26/24 $ (1,067,604) $ (43,396)
(c)
$ (1,109,960) 0.7%
Monthly
JPMorgan Chase
Bank NA
(d)
05/10/23 (1,211,252) (11,588)
(e)
(1,225,962) 0.8
$ (54,984) $ (2,335,922)
(b) (d)
Range: 15-50 basis points 15-124 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(1,040) of net dividends and financing fees.
(e)
Amount includes $3,122 of net dividends and financing fees.
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 26, 2024:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Brazil
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (1,000) $ (9,975) 0.9%
Canada
Shopify, Inc., Class A ....... (58) (2,781) 0.3
China
China Overseas Land &
Investment Ltd. ........ (3,500) (8,444) 0.8
China Vanke Co. Ltd., Class H (4,335) (6,840) 0.6
Li Ning Co. Ltd. ........... (1,000) (7,864) 0.7
Longfor Group Holdings Ltd. .. (4,000) (11,282) 1.0
Prosus NV .............. (137) (10,728) 1.0
Xiaomi Corp., Class B ...... (3,800) (5,848) 0.5
Zhuzhou CRRC Times Electric
Co. Ltd. .............. (1,700) (7,396) 0.7
(58,402)
Denmark
Vestas Wind Systems A/S ... (427) (12,445) 1.1
Finland
Nordea Bank Abp ......... (911) (9,728) 0.9
Germany
Covestro AG ............ (652) (27,001) 2.4
LEG Immobilien SE ........ (131) (7,199) 0.6
Siemens Healthineers AG .... (898) (51,772) 4.7
(85,972)
Shares Value
% of Basket
Value
Italy
Nexi SpA ............... (1,123) $ (9,127) 0.8%
Telecom Italia SpA ........ (48,620) (16,034) 1.5
(25,161)
Japan
Canon, Inc. ............. (1,000) (22,270) 2.0
Daiichi Sankyo Co. Ltd. ..... (100) (3,648) 0.3
ENEOS Holdings, Inc. ...... (2,400) (8,421) 0.7
Hitachi Ltd. ............. (500) (27,480) 2.5
Lasertec Corp. ........... (100) (17,768) 1.6
MatsukiyoCocokara & Co. ... (400) (21,189) 1.9
Open House Group Co. Ltd. .. (200) (7,500) 0.7
Renesas Electronics Corp. ... (400) (5,792) 0.5
Tokyo Electric Power Co.
Holdings, Inc. .......... (600) (2,143) 0.2
Z Holdings Corp. .......... (2,600) (7,372) 0.7
(123,583)
Mexico
America Movil SAB de CV ... (11,512) (12,138) 1.1
Norway
Aker ASA, Class A ......... (49) (3,151) 0.3
Aker BP ASA ............ (2,046) (50,178) 4.5
Salmar ASA ............. (70) (3,049) 0.3
(56,378)
Poland
KGHM Polska Miedz SA ..... (113) (3,210) 0.3
South Korea
Kakao Corp. ............. (677) (32,062) 2.9
NCSoft Corp. ............ (32) (9,170) 0.8
(41,232)
Sweden
Evolution AB ............ (21) (2,814) 0.3
Fastighets AB Balder, Class B . (6,717) (27,597) 2.5
Getinge AB, Class B ....... (123) (3,000) 0.3
Saab AB, Class B ......... (256) (15,552) 1.4

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Shares Value
% of Basket
Value
Sweden (continued)
Sandvik AB ............. (442) $ (9,382) 0.8%
Trelleborg AB, Class B ...... (407) (11,584) 1.0
(69,929)
Switzerland
Adecco Group AG (Registered) (173) (6,301) 0.6
SIG Group AG ........... (393) (10,125) 0.9
Straumann Holding AG
(Registered) ........... (68) (10,199) 0.9
(26,625)
United Kingdom
Just Eat Takeaway.com NV ... (1,757) (33,529) 3.0
United States
Apollo Global Management, Inc. (103) (6,505) 0.6
Block, Inc. .............. (470) (32,266) 2.9
Caesars Entertainment, Inc. .. (764) (37,291) 3.4
Charles River Laboratories
International, Inc. ....... (26) (5,247) 0.5
Church & Dwight Co., Inc. ... (253) (22,368) 2.0
Constellation Energy Corp. ... (150) (11,775) 1.1
CoStar Group, Inc. ........ (261) (17,970) 1.6
Digital Realty Trust, Inc. ..... (94) (9,241) 0.8
Discover Financial Services .. (74) (7,314) 0.7
Dominion Energy, Inc. ...... (181) (10,120) 0.9
DoorDash , Inc., Class A ..... (106) (6,737) 0.6
Ford Motor Co. ........... (2,991) (37,687) 3.4
Illumina, Inc. ............ (46) (10,697) 1.0
Insulet Corp. ............ (11) (3,509) 0.3
Iron Mountain, Inc. ........ (176) (9,312) 0.8
Lamb Weston Holdings, Inc. .. (260) (27,175) 2.5
Monolithic Power Systems, Inc. (52) (26,028) 2.3
Norwegian Cruise Line Holdings
Ltd. ................ (731) (9,832) 0.9
Oracle Corp. ............ (312) (28,991) 2.6
Paramount Global, Class B ... (1,292) (28,825) 2.6
PPG Industries, Inc. ....... (70) (9,351) 0.8
Quanta Services, Inc. ...... (228) (37,994) 3.4
Realty Income Corp. ....... (154) (9,751) 0.9
Stryker Corp. ............ (56) (15,986) 1.4
Take-Two Interactive Software,
Inc. ................. (390) (46,527) 4.2
Teledyne Technologies, Inc. .. (78) (34,894) 3.1
Ventas, Inc. ............. (360) (15,606) 1.4
Welltower , Inc. ........... (132) (9,463) 0.9
Zimmer Biomet Holdings, Inc. . (60) (7,752) 0.7
Zoom Video Communications,
Inc., Class A ........... (36) (2,658) 0.2
(538,872)
Total Reference Entity — Short ............ (1,109,960)
Net Value of Reference Entity — Citibank NA .. $ (1,109,960)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date May 10, 2023:
Reference Entity — Short
Common Stocks
Australia
AMP Ltd. ............... (14,497) (10,228) 0.8
Brambles Ltd. ............ (1,056) (9,521) 0.8
Commonwealth Bank of
Australia ............. (90) (5,942) 0.5
IDP Education Ltd. ........ (442) (8,145) 0.7
Shares Value
% of Basket
Value
Australia (continued)
IGO Ltd. ............... (438) $ (3,756) 0.3%
Macquarie Group Ltd. ...... (108) (12,787) 1.0
Mineral Resources Ltd. ..... (36) (1,946) 0.2
OZ Minerals Ltd. .......... (336) (6,328) 0.5
Santos Ltd. ............. (1,597) (7,350) 0.6
Westpac Banking Corp. ..... (548) (7,979) 0.6
(73,982)
Brazil
Cia Siderurgica Nacional SA .. (551) (1,679) 0.1
Equatorial Energia SA ...... (2,712) (14,420) 1.2
Hapvida Participacoes e
Investimentos S/A ....... (39,428) (20,459) 1.7
Localiza Rent a Car SA ..... (1,667) (17,514) 1.4
MercadoLibre , Inc. ........ (2) (2,636) 0.2
(56,708)
Canada
Canadian Pacific Railway Ltd. . (525) (40,427) 3.3
Power Corp. of Canada ..... (873) (22,311) 1.8
Restaurant Brands International,
Inc. ................. (79) (5,303) 0.4
Shaw Communications, Inc.,
Class B .............. (2,254) (67,445) 5.5
(135,486)
China
China Southern Airlines Co. Ltd.,
Class H .............. (16,000) (11,415) 0.9
Country Garden Holdings Co.
Ltd. ................ (681) (191) (0.0)
(a)
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (800) (3,488) 0.3
Li Ning Co. Ltd. ........... (2,500) (19,660) 1.6
Shandong Gold Mining Co. Ltd.,
Class H .............. (7,500) (15,238) 1.2
Xiaomi Corp., Class B ...... (34,600) (53,248) 4.4
Zhuzhou CRRC Times Electric
Co. Ltd. .............. (2,800) (12,183) 1.0
(115,423)
Finland
Fortum OYJ ............. (1,080) (16,544) 1.4
Orion OYJ, Class B ........ (278) (12,426) 1.0
(28,970)
Germany
LEG Immobilien SE ........ (86) (4,726) 0.4
Japan
Asics Corp. ............. (600) (17,091) 1.4
Canon, Inc. ............. (500) (11,135) 0.9
Fujitsu General Ltd. ........ (200) (5,648) 0.5
Fujitsu Ltd. .............. (200) (27,026) 2.2
Lasertec Corp. ........... (100) (17,768) 1.4
Nippon Steel Corp. ........ (200) (4,716) 0.4
Park24 Co. Ltd. .......... (400) (5,851) 0.5
Rakuten Group, Inc. ....... (4,100) (19,121) 1.6
RENOVA, Inc. ........... (100) (1,508) 0.1
SBI Holdings, Inc. ......... (300) (5,958) 0.5
Square Enix Holdings Co. Ltd. . (200) (9,611) 0.8
Tokyo Electric Power Co.
Holdings, Inc. .......... (1,200) (4,287) 0.3
(129,720)
Macau
Sands China Ltd. ......... (2,000) (6,948) 0.6

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Shares Value
% of Basket
Value
Netherlands
Aegon NV .............. (1,439) $ (6,178) 0.5%
ASM International NV ...... (43) (17,454) 1.4
(23,632)
Poland
Allegro.eu SA ............ (920) (6,282) 0.5
Bank Polska Kasa Opieki SA . (703) (13,985) 1.1
InPost SA .............. (2,074) (18,967) 1.6
(39,234)
South Korea
Delivery Hero SE ......... (373) (12,725) 1.0
Kakao Corp. ............. (177) (8,382) 0.7
LG Electronics, Inc. ........ (22) (1,963) 0.2
Lotte Energy Materials Corp. .. (159) (8,459) 0.7
POSCO Future M Co. Ltd. ... (117) (24,660) 2.0
SK Innovation Co. Ltd. ...... (3) (416) (0.0)
(a)
SK, Inc. ................ (4) (533) 0.1
(57,138)
Spain
CaixaBank SA ........... (3,167) (12,357) 1.0
Switzerland
Bachem Holding AG ....... (236) (23,733) 2.0
SGS SA (Registered) ....... (6) (13,235) 1.1
Tecan Group AG (Registered) . (37) (16,207) 1.3
UBS Group AG (Registered) .. (590) (12,485) 1.0
(65,660)
United Kingdom
Just Eat Takeaway.com NV ... (264) (5,038) 0.4
Ocado Group plc ......... (4,611) (30,531) 2.5
(35,569)
United States
Align Technology, Inc. ...... (81) (27,065) 2.2
Ameriprise Financial, Inc. .... (27) (8,275) 0.7
Analog Devices, Inc. ....... (26) (5,128) 0.4
Block, Inc. .............. (156) (10,709) 0.9
Boeing Co. (The) ......... (23) (4,886) 0.4
Brandywine Realty Trust .... (41) (194) (0.0)
(a)
Charles River Laboratories
International, Inc. ....... (111) (22,402) 1.8
Shares Value
% of Basket
Value
United States (continued)
Church & Dwight Co., Inc. ... (461) $ (40,757) 3.3%
CoStar Group, Inc. ........ (124) (8,537) 0.7
Darden Restaurants, Inc. .... (50) (7,758) 0.6
Digital Realty Trust, Inc. ..... (266) (26,150) 2.1
DISH Network Corp., Class A . (2,848) (26,572) 2.2
DoorDash , Inc., Class A ..... (45) (2,860) 0.2
DR Horton, Inc. ........... (336) (32,824) 2.7
Enphase Energy, Inc. ....... (10) (2,103) 0.2
Frontier Communications Parent,
Inc. ................. (28) (638) 0.1
Iron Mountain, Inc. ........ (513) (27,143) 2.2
James Hardie Industries plc,
CDI ................ (301) (6,479) 0.5
KKR & Co., Inc. .......... (205) (10,767) 0.9
Lamb Weston Holdings, Inc. .. (82) (8,571) 0.7
Oracle Corp. ............ (64) (5,947) 0.5
PayPal Holdings, Inc. ...... (80) (6,075) 0.5
PerkinElmer, Inc. ......... (206) (27,452) 2.2
PTC, Inc. ............... (84) (10,771) 0.9
Sabre Corp. ............. (82) (352) (0.0)
(a)
Simon Property Group, Inc. .. (66) (7,390) 0.6
STERIS plc ............. (203) (38,830) 3.2
Stryker Corp. ............ (99) (28,262) 2.3
T-Mobile US, Inc. ......... (54) (7,821) 0.6
Ventas, Inc. ............. (384) (16,646) 1.4
Waste Connections, Inc. ..... (33) (4,589) 0.4
(433,953)
Rights
Brazil
Localiza Rent a Car SA ..... (7) (18) (0.0)
(a)
Preferred Securities
Brazil
Alpargatas SA (Preference) .. (1,592) (2,560) 0.2
Petroleo Brasileiro SA
(Preference) .......... (840) (3,878) 0.3
(6,438)
Total Reference Entity — Short ............ (1,225,962)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (1,225,962)
(a)
Amount is greater than (0.1)%.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day ESTR ......................................... Euro Short-Term Rate 993.30
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87
1-day SONIA ......................................... Sterling Overnight Index Average 4.18
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.53
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.49

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 487,429 $ — $ 487,429
Ireland .............................................. — 103,922 — 103,922
United States .......................................... — 1,027,088 173,760 1,200,848
Common Stocks
Australia ............................................. — 681,693 1 681,694
Belgium ............................................. — 25,354 — 25,354
Brazil ............................................... 108,974 — — 108,974
Canada ............................................. 1,879,131 — — 1,879,131
Cayman Islands ........................................ 62,964 — 27,836 90,800
China ............................................... 13,053 2,151,954 — 2,165,007
Denmark ............................................. — 284,464 — 284,464
Finland .............................................. — 38,180 51,792 89,972
France .............................................. — 4,830,697 — 4,830,697
Germany ............................................ 63,275 3,525,190 — 3,588,465
Hong Kong ........................................... 3,015 441,132 — 444,147
India ............................................... — 48,196 79,840 128,036
Ireland .............................................. — 52,490 — 52,490
Israel ............................................... 406,738 13,586 — 420,324
Italy ................................................ — 543,537 — 543,537
Japan ............................................... — 3,041,767 — 3,041,767
Jordan .............................................. — 5,244 — 5,244
Mexico .............................................. 147,999 — — 147,999
Netherlands ........................................... 307,666 2,862,365 — 3,170,031
Norway .............................................. — 61,860 — 61,860
Peru ................................................ 8,208 — — 8,208
Poland .............................................. — 5,764 — 5,764
Saudi Arabia .......................................... — 18,500 — 18,500
Singapore ............................................ — 87,972 — 87,972
South Africa ........................................... — 100,058 — 100,058
South Korea .......................................... — 686,937 — 686,937
Spain ............................................... — 780,904 — 780,904
Sweden ............................................. — 294,707 — 294,707
Switzerland ........................................... 397,385 2,162,407 — 2,559,792

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Taiwan .............................................. $ — $ 708,570 $ — $ 708,570
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 367,229 3,276,251 — 3,643,480
United States .......................................... 47,012,256 425,636 664,981 48,102,873
Corporate Bonds
Australia ............................................. — — 476,705 476,705
Belgium ............................................. — 74,662 — 74,662
Canada ............................................. — 410,674 — 410,674
China ............................................... — 210,559 — 210,559
Germany ............................................ — 332,331 8,982 341,313
India ............................................... — 181,987 — 181,987
Israel ............................................... — 109,498 — 109,498
Italy ................................................ — 362,314 — 362,314
Luxembourg .......................................... — 172,110 — 172,110
Switzerland ........................................... — 132,316 — 132,316
Thailand ............................................. — 183,100 — 183,100
Turkey .............................................. — — 79,040 79,040
United Arab Emirates .................................... — 36,810 — 36,810
United Kingdom ........................................ — 794,380 — 794,380
United States .......................................... — 4,311,172 598,913 4,910,085
Floating Rate Loan Interests
Belgium ............................................. — — 92,592 92,592
Canada ............................................. — 198,216 — 198,216
France .............................................. — 224,292 — 224,292
Germany ............................................ — 86,216 — 86,216
Jersey, Channel Islands ................................... — — 110,901 110,901
Luxembourg .......................................... — — 108,058 108,058
Netherlands ........................................... — 410,398 154,844 565,242
Sweden ............................................. — 71,408 — 71,408
United States .......................................... — 1,267,135 683,224 1,950,359
Foreign Government Obligations .............................. — 7,761,095 — 7,761,095
Investment Companies .................................... 4,643,523 — — 4,643,523
Non-Agency Mortgage-Backed Securities ........................ — 3,341,114 — 3,341,114
Other Interests .......................................... — — 212,693 212,693
Preferred Securities
Brazil ............................................... — — 162,154 162,154
China ............................................... — — 388,769 388,769
Germany ............................................ — 222,696 190,592 413,288
India ............................................... — — 56,776 56,776
Israel ............................................... — — 188,552 188,552
Sweden ............................................. — — 23,876 23,876
United Kingdom ........................................ — — 61,941 61,941
United States .......................................... 418,777 346,582 2,148,002 2,913,361
U.S. Government Sponsored Agency Securities .................... — 13,688,585 — 13,688,585
U.S. Treasury Obligations ................................... — 11,274,159 — 11,274,159
Warrants .............................................. 2,856 203 17,702 20,761
Short-Term Securities
Certificates of Deposit ..................................... — 219,504 — 219,504
Commercial Paper ....................................... — 1,554,577 — 1,554,577
Foreign Gov ernment Obligations .............................. — 4,537,920 — 4,537,920
Money Market Funds ...................................... 12,746,584 — — 12,746,584
Time Deposits .......................................... — 279,952 — 279,952
Options Purchased
Credit contracts .......................................... — 1,275 — 1,275
Equity contracts .......................................... 534,764 25,414 — 560,178
Foreign currency exchange contracts ........................... — 36,687 — 36,687
Interest rate contracts ...................................... 47,258 413,382 — 460,640
Other contracts .......................................... — 4,526 — 4,526
Liabilities
Investments
TBA Sale Commitments .................................... — (4,836,883) — (4,836,883)
Investment Sold Short
Common Stocks
France .............................................. — (54,343) — (54,343)
Fair Value Hierarchy as of Period End (continued)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ — $ (21,690) $ — $ (21,690)
United States .......................................... (64,837) — — (64,837)
$ 69,106,818 $ 77,138,187 $ 6,762,526 $ 153,007,531
Investments Valued at NAV
(a)
..................................... 5,077,457
$ —
$ 158,084,988
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 32,121 $ — $ 32,121
Equity contracts ........................................... 10,531 19,195 — 29,726
Foreign currency exchange contracts ............................ — 339,985 — 339,985
Interest rate contracts ....................................... 470,077 1,329,570 — 1,799,647
Liabilities
Credit contracts ........................................... — (6,657) — (6,657)
Equity contracts ........................................... (517,385) (100,396) — (617,781)
Foreign currency exchange contracts ............................ — (303,011) — (303,011)
Interest rate contracts ....................................... (607,481) (1,884,050) — (2,491,531)
Other contracts ........................................... — (1,239) — (1,239)
$ (644,258) $ (574,482) $ — $ (1,218,740)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Options
Purchased
Other
Interests
Preferred
Securities Warrants Total
Investments
Assets
Opening balance, as of December 31, 2022 .................. $ — $ 893,762 $ 1,227,700 $ 1,367,048 $ 12,408 $ 216,702 $ 3,228,781 $ 18,896 $ 6,965,297
Transfers into Level 3 ................................ — — 8,336 — — — — — 8,336
Transfers out of Level 3 ............................... — — — (59,871) (7,368) — — — (67,239)
Other
(a)
......................................... 170,699 — (170,699) — — — —
Accrued discounts/premiums ............................ — — (4,597) 1,982 — — — — (2,615)
Net realized loss .................................... — — (100) (8,512) (7,229) — — — (15,841)
Net change in unrealized appreciation (depreciation)
(b)
........... 3,061 (69,312) (42,031) (85,204) 2,189 (4,009) (34,659) (1,194) (231,159)
Purchases ........................................ — 16,643 144,931 5,124 — — 187,633 — 354,331
Sales ........................................... — (16,643) 100 (70,948) — — (161,093) — (248,584)
Closing balance, as of March 31, 2023 .....................
$ 173,760 $ 824,450 $ 1,163,640 $ 1,149,619 $ —
$ 212,693
$ 3,220,662 $ 17,702 $ 6,762,526
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023
(b)
............................
$ 3,061 $ (80,637) $ (42,031) $ (85,204) $ —
$ (4,009)
$ 11,472 $ (1,194) $ (198,542)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities and Corporate Bonds.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $186,366. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 173,760 Income Discount Rate 8% - 9% 8%
Common Stocks ............................. 824,451 Market Revenue Multiple 2.00x - 20.00x 5.51x
Volatility 52% - 68% 62%
Time to Exit 1.2 - 1.9 years 1.6 years
Market Adjustment
Multiple
0.55x —
Gross Profit Multiple 18.50x —
Corporate Bonds ............................. 1,163,639 Market Revenue Multiple 5.00x —
Volatility 65% —
Time to Exit 2.8 years —
Income Discount Rate 12% - 35% 17%
Floating Rate Loan Interests ...................... 987,129 Income Discount Rate 9% - 16% 12%
Other Interests .............................. 212,693 Income Discount Rate 6% - 7% 7%
Preferred Stocks ............................. 3,196,786 Market Revenue Multiple 2.05x - 28.00x 12.23x
EBIDTAR Multiple 6.75x —
Volatility 46% - 80% 61%
Time to Exit 1.5 - 5.0 years 3.3 years
Market Adjustment
Multiple
0.55x - 0.95x 0.84x
Gross Profit Multiple 5.76x - 31.50x 20.95x
Recent Transactions
(b)
—
Income Discount Rate 13% —
Warrants .................................. 17,702 Market Revenue Multiple 9.25x - 26.05x 16.01x
Volatility 49% - 65% 62%
Time to Exit 0.3 - 4.5 years 4.3 years
$ 6,576,160
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2023, the valuation technique for certain investments classified as Preferred Stocks used recent prior transaction prices as inputs within the model used for the approximation of fair value.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EM Emerging Markets
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced